ANNUAL REPORT NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT December 31, 2021

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2021

	AB VPS Balanced Wealth Strategy Portfolio – Class B			Alger Capital Appreciation Portfolio – Class I-2 Shares			AMT Sustainable Equity Portfolio - Class S			Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares

Assets:

Investments at fair value	$		661,790	$		1,526,930	$		1,295,174	$		1,020,520

Total assets	$		661,790	$		1,526,930	$		1,295,174	$		1,020,520

Total net assets	$		661,790	$		1,526,930	$		1,295,174	$		1,020,520

Net assets:

Accumulation units	$		637,384	$		1,514,406	$		1,277,142	$		1,020,520

Contracts in payout (annuitization) period	$		24,406	$		12,524	$		18,032	$		-

Total net assets	$		661,790	$		1,526,930	$		1,295,174	$		1,020,520

Units outstanding			342,080			293,607			832,238			282,279

Investment shares held			57,149			16,187			34,891			7,064

Investments at cost	$		628,198	$		770,035	$		918,398	$		548,534

		Unit Value	Units Outstanding		Unit Value	Units Outstanding		Unit Value	Units Outstanding		Unit Value	Units Outstanding

Asset Manager Option 1		$-	-		$-	-		$1.59	-		$-	-

Asset Manager Option 2		$-	-		$-	-		$1.58	-		$-	-

Big Edge		$2.07	565		$4.80	194		$1.57	-		$3.74	-

Freedom Edge®		$1.90	-		$8.63	-		$1.55	-		$3.44	-

Group Strategic Edge®		$2.00	-		$4.77	101		$1.56	1,066		$3.62	-

Phoenix Dimensions® Option 1		$2.00	6,609		$7.94	-		$1.56	49,474		$3.62	-

Phoenix Dimensions® Option 2		$1.93	-		$7.62	-		$1.55	118,339		$3.49	-

Phoenix Dimensions® Option 3		$-	-		$-	-		$1.55	-		$3.49	-

Phoenix Dimensions® Option 4		$-	-		$-	-		$1.54	-		$-	-

Phoenix Income Choice®		$2.00	-		$6.91	-		$1.56	721		$3.62	-

Phoenix Investor’s Edge® Option 1		$1.89	199,215		$7.13	-		$1.54	12,758		$3.42	-

Phoenix Investor’s Edge® Option 2		$1.85	-		$6.92	-		$1.54	33,482		$3.35	-

Phoenix Investor’s Edge® Option 3		$1.93	-		$-	-		$1.53	-		$3.28	-

Phoenix Investor’s Edge® Option 4		$1.84	-		$-	-		$1.53	-		$3.33	-

Phoenix Spectrum Edge® Option 1		$2.04	-		$8.17	2,559		$1.57	702		$3.69	-

Phoenix Spectrum Edge® Option 2		$2.00	-		$7.93	-		$1.56	57,209		$3.62	5,760

Phoenix Spectrum Edge® Option 3		$1.96	-		$7.70	-		$1.55	-		$3.54	-

Phoenix Spectrum Edge® Option 4		$1.98	-		$7.85	-		$1.56	-		$3.59	-

Phoenix Spectrum Edge® + Option 1		$-	-		$-	-		$1.56	170,040		$3.64	-

Phoenix Spectrum Edge® + Option 2		$-	-		$-	-		$1.56	301,779		$3.57	-

Retirement Planner’s Edge		$1.96	-		$6.70	-		$1.55	-		$3.54	-

The Big Edge Choice®—NY		$1.96	-		$4.71	38,449		$1.55	-		$3.55	4,866

The Big Edge Plus®		$2.00	135,691		$4.77	185,632		$1.56	81,708		$3.62	259,837

The Phoenix Edge®—VA NY Option 1		$2.10	-		$6.49	47,841		$1.57	4,960		$3.80	1,297

The Phoenix Edge®—VA NY Option 2		$2.00	-		$6.78	18,831		$1.56	-		$3.62	10,519

The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2021

(Continued)

	DWS Equity 500 Index VIP – Class A			DWS Small Cap Index VIP – Class A			Federated Hermes Fund for U.S. Government Securities II			Federated Hermes Government Money Fund II - Service Shares

Assets:

Investments at fair value	$		6,724,655	$		259,557	$		2,670,972	$		6,706,887

Total assets	$		6,724,655	$		259,557	$		2,670,972	$		6,706,887

Total net assets	$		6,724,655	$		259,557	$		2,670,972	$		6,706,887

Net assets:

Accumulation units	$		6,672,481	$		259,557	$		2,633,781	$		6,391,427

Contracts in payout (annuitization) period	$		52,174	$		-	$		37,191	$		315,460

Total net assets	$		6,724,655	$		259,557	$		2,670,972	$		6,706,887

Units outstanding			1,397,043			79,789			1,728,477			7,580,890

Investment shares held			222,523			13,932			249,390			6,706,658

Investments at cost	$		3,176,536	$		173,206	$		2,845,564	$		6,706,887

		Unit Value	Units Outstanding		Unit Value	Units Outstanding		Unit Value	Units Outstanding		Unit Value	Units Outstanding

Big Edge		$5.10	108,793		$3.34	-		$1.83	44,956		$0.92	98,837

Freedom Edge®		$4.91	-		$3.07	-		$1.30	-		$0.85	-

Group Strategic Edge®		$4.84	104		$3.23	-		$1.72	369		$0.89	15,604

Phoenix Dimensions® Option 1		$4.34	16,575		$3.23	-		$1.33	-		$0.89	114,033

Phoenix Dimensions® Option 2		$4.16	747		$3.12	-		$1.27	-		$0.86	2,016

Phoenix Dimensions® Option 3		$4.16	-		$-	-		$-	-		$-	-

Phoenix Income Choice®		$4.84	-		$3.23	-		$1.54	-		$0.89	104

Phoenix Income Choice® with GPAF		$3.90	-		$-	-		$-	-		$0.79	-

Phoenix Investor’s Edge® Option 1		$4.30	3,254		$3.05	-		$1.36	18,732		$0.85	26,545

Phoenix Investor’s Edge® Option 2		$4.17	63,369		$2.99	-		$1.32	313,102		$0.83	80,972

Phoenix Investor’s Edge® Option 3		$4.05	-		$2.93	-		$-	-		$-	-

Phoenix Investor’s Edge® Option 4		$4.13	-		$2.97	-		$-	-		$-	-

Phoenix Spectrum Edge® Option 1		$4.76	61,023		$3.30	1,198		$1.52	258,790		$0.91	41,415

Phoenix Spectrum Edge® Option 2		$4.62	71,052		$3.23	-		$1.47	441,634		$0.89	291,806

Phoenix Spectrum Edge® Option 3		$4.48	-		$3.16	-		$1.43	8,044		$0.87	-

Phoenix Spectrum Edge® Option 4		$-	-		$3.21	-		$1.46	-		$0.88	-

Phoenix Spectrum Edge® + Option 1		$3.41	-		$-	-		$1.29	-		$0.90	43,586

Phoenix Spectrum Edge® + Option 2		$3.34	-		$3.18	-		$1.26	-		$0.88	139,132

Retirement Planner’s Edge		$4.70	2,850		$3.16	-		$1.50	39,897		$0.87	114,311

Templeton Investment Plus		$-	-		$-	-		$-	-		$0.88	2,588,382

The Big Edge Choice®—NY		$4.72	56,148		$3.17	2,892		$1.70	45,596		$0.88	149,470

The Big Edge Plus®		$4.84	974,809		$3.23	62,394		$1.72	533,089		$0.89	3,845,781

The Phoenix Edge®—VA NY Option 1		$5.20	33,677		$3.39	13,305		$1.66	12,765		$0.93	27,020

The Phoenix Edge®—VA NY Option 2		$4.84	4,642		$3.23	-		$1.55	11,503		$0.89	1,876

The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2021

(Continued)

	Federated Hermes High Income Bond Fund II – Primary Shares			Fidelity® VIP Contrafund® Portfolio – Service Class			Fidelity® VIP Growth Opportunities Portfolio – Service Class			Fidelity® VIP Growth Portfolio – Service Class

Assets:

Investments at fair value	$		1,200,606	$		13,940,055	$		5,277,644	$		2,213,523

Total assets	$		1,200,606	$		13,940,055	$		5,277,644	$		2,213,523

Total net assets	$		1,200,606	$		13,940,055	$		5,277,644	$		2,213,523

Net assets:

Accumulation units	$		1,147,284	$		13,878,472	$		5,223,568	$		2,212,631

Contracts in payout (annuitization) period	$		53,322	$		61,583	$		54,076	$		892

Total net assets	$		1,200,606	$		13,940,055	$		5,277,644	$		2,213,523

Units outstanding			409,642			2,608,151			883,626			555,172

Investment shares held			187,888			258,149			66,755			21,765

Investments at cost	$		1,464,360	$		6,286,341	$		1,700,089	$		905,223

		Unit Value	Units Outstanding		Unit Value	Units Outstanding		Unit Value	Units Outstanding		Unit Value	Units Outstanding

Big Edge		$3.12	17,918		$5.59	125,286		$5.87	5,910		$3.86	805

Freedom Edge®		$2.63	-		$6.10	2,787		$8.13	-		$6.21	-

Group Strategic Edge®		$2.86	3,332		$5.24	28,204		$5.41	18,807		$3.69	91

Phoenix Dimensions® Option 1		$2.43	-		$4.96	-		$7.42	14,754		$5.93	-

Phoenix Dimensions® Option 2		$2.33	-		$4.75	1,406		$7.12	29,726		$5.69	-

Phoenix Income Choice®		$3.12	-		$6.32	-		$7.26	543		$4.92	-

Phoenix Investor’s Edge® Option 1		$2.87	3,160		$6.08	29,874		$7.33	3,988		$5.06	1,497

Phoenix Investor’s Edge® Option 2		$2.79	4,943		$5.90	50,728		$7.11	44,406		$4.91	5,935

Phoenix Spectrum Edge® Option 1		$3.24	14,445		$6.71	41,063		$8.09	31,703		$5.67	32,462

Phoenix Spectrum Edge® Option 2		$3.15	23,450		$6.51	27,680		$7.85	62,967		$5.50	31,765

Phoenix Spectrum Edge® Option 3		$3.05	-		$6.32	-		$7.62	-		$5.34	2,169

Phoenix Spectrum Edge® Option 4		$3.12	-		$6.45	-		$7.77	-		$5.45	-

Phoenix Spectrum Edge® + Option 1		$2.09	-		$3.74	-		$6.00	50,655		$4.92	-

Phoenix Spectrum Edge® + Option 2		$2.04	-		$3.66	-		$5.87	92,617		$4.81	-

Retirement Planner’s Edge		$3.03	-		$6.13	7,143		$7.04	-		$4.77	19,094

The Big Edge Choice®—NY		$2.78	13,270		$5.14	161,896		$5.56	16,670		$3.60	37,758

The Big Edge Plus®		$2.86	303,652		$5.24	2,066,144		$5.41	499,848		$3.69	411,246

The Phoenix Edge®—VA NY Option 1		$3.36	25,005		$6.58	54,675		$6.93	10,573		$5.11	8,038

The Phoenix Edge®—VA NY Option 2		$3.08	467		$6.14	11,265		$7.04	459		$4.22	4,312

The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2021

(Continued)

	Fidelity® VIP Investment Grade Bond Portfolio – Service Class			Franklin Flex Cap Growth VIP Fund – Class 2			Franklin Income VIP Fund – Class 2			Franklin Mutual Shares VIP Fund – Class 2

Assets:

Investments at fair value	$		2,183,595	$		101,504	$		1,875,813	$		3,850,778

Total assets	$		2,183,595	$		101,504	$		1,875,813	$		3,850,778

Total net assets	$		2,183,595	$		101,504	$		1,875,813	$		3,850,778

Net assets:

Accumulation units	$		2,163,478	$		101,504	$		1,875,813	$		3,850,333

Contracts in payout (annuitization) period	$		20,117	$		-	$		-	$		445

Total net assets	$		2,183,595	$		101,504	$		1,875,813	$		3,850,778

Units outstanding			1,396,905			23,931			938,415			1,357,478

Investment shares held			165,675			8,566			111,922			200,561

Investments at cost	$		2,092,752	$		103,588	$		1,928,736	$		3,132,823

		Unit Value	Units Outstanding		Unit Value	Units Outstanding		Unit Value	Units Outstanding		Unit Value	Units Outstanding

Big Edge		$1.63	42,512		$4.39	-		$2.08	4,364		$2.89	49,459

Freedom Edge®		$1.49	-		$4.04	-		$2.02	31,861		$2.64	20,932

Group Strategic Edge®		$1.57	-		$4.24	-		$2.00	-		$3.47	9,558

Phoenix Dimensions® Option 1		$1.57	80,326		$4.24	-		$2.14	110,827		$2.23	105,192

Phoenix Dimensions® Option 2		$1.51	54,160		$4.10	-		$2.06	126,669		$2.14	118,373

Phoenix Dimensions® Option 3		$-	-		$4.10	-		$-	-		$-	-

Phoenix Dimensions® Option 4		$-	-		$-	-		$-	-		$2.05	-

Phoenix Income Choice®		$1.57	282		$4.24	-		$2.14	-		$2.64	-

Phoenix Investor’s Edge® Option 1		$1.48	25,995		$4.01	-		$2.01	83,660		$2.52	62,229

Phoenix Investor’s Edge® Option 2		$1.44	92,360		$3.93	-		$1.96	113,334		$2.45	149,614

Phoenix Spectrum Edge® Option 1		$1.60	2,341		$4.33	-		$2.19	16,533		$2.78	17,142

Phoenix Spectrum Edge® Option 2		$1.57	54,044		$4.24	2,757		$2.14	6,681		$2.70	-

Phoenix Spectrum Edge® Option 3		$1.53	-		$4.15	-		$2.09	-		$2.62	-

Phoenix Spectrum Edge® Option 4		$1.56	-		$4.21	-		$2.12	-		$2.67	-

Phoenix Spectrum Edge® + Option 1		$1.56	95,250		$-	-		$1.81	56,507		$1.65	60,452

Phoenix Spectrum Edge® + Option 2		$1.53	195,305		$-	-		$1.77	73,998		$1.61	79,164

Retirement Planner’s Edge		$1.53	-		$4.15	-		$2.09	-		$2.73	9,072

The Big Edge Choice®—NY		$1.54	62,207		$4.17	-		$1.96	8,326		$3.31	19,883

The Big Edge Plus®		$1.57	479,270		$4.24	21,174		$2.00	295,185		$3.47	601,244

The Phoenix Edge®—VA NY Option 1		$1.65	212,853		$4.45	-		$2.26	10,470		$2.88	29,996

The Phoenix Edge®—VA NY Option 2		$1.57	-		$4.24	-		$2.14	-		$2.69	25,168

The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2021

(Continued)

	Guggenheim VT Long Short Equity Fund			Invesco Oppenheimer V.I. Capital Appreciation Fund			Invesco Oppenheimer V.I. Global Fund			Invesco Oppenheimer V.I. Main Street Small Cap Fund®

Assets:

Investments at fair value	$		51,562	$		170,813	$		552,642	$		964,694

Total assets	$		51,562	$		170,813	$		552,642	$		964,694

Total net assets	$		51,562	$		170,813	$		552,642	$		964,694

Net assets:

Accumulation units	$		51,562	$		170,813	$		552,642	$		953,273

Contracts in payout (annuitization) period	$		-	$		-	$		-	$		11,421

Total net assets	$		51,562	$		170,813	$		552,642	$		964,694

Units outstanding			23,570			45,212			182,793			315,591

Investment shares held			2,911			2,146			9,837			31,291

Investments at cost	$		26,438	$		127,654	$		344,995	$		592,606

		Unit Value	Units Outstanding		Unit Value	Units Outstanding		Unit Value	Units Outstanding		Unit Value	Units Outstanding

Big Edge		$2.29	584		$3.92	-		$3.14	-		$3.44	793

Freedom Edge®		$1.97	-		$3.52	-		$2.87	7,989		$3.02	-

Group Strategic Edge®		$2.19	-		$3.78	-		$3.02	-		$3.31	365

Phoenix Dimensions® Option 1		$1.72	-		$3.72	-		$3.04	-		$3.19	19,208

Phoenix Dimensions® Option 2		$1.65	-		$3.57	-		$2.92	826		$3.07	32,441

Phoenix Income Choice®		$2.19	-		$3.72	-		$3.04	-		$3.19	195

Phoenix Investor’s Edge® Option 1		$2.03	-		$3.49	-		$2.85	-		$2.99	5,174

Phoenix Investor’s Edge® Option 2		$1.97	-		$3.41	-		$2.78	-		$2.92	22,752

Phoenix Spectrum Edge® Option 1		$2.25	-		$3.81	-		$3.11	-		$3.27	251

Phoenix Spectrum Edge® Option 2		$2.19	-		$3.72	-		$3.04	1,175		$3.19	22,699

Phoenix Spectrum Edge® Option 3		$2.12	-		$3.63	-		$2.97	-		$3.12	-

Phoenix Spectrum Edge® Option 4		$2.17	-		$3.69	-		$3.01	-		$3.17	-

Phoenix Spectrum Edge® + Option 1		$-	-		$3.42	-		$2.68	-		$2.96	49,793

Phoenix Spectrum Edge® + Option 2		$-	-		$3.34	-		$2.62	-		$2.89	91,202

Retirement Planner’s Edge		$2.12	-		$3.63	-		$2.97	-		$3.12	-

The Big Edge Choice®—NY		$2.14	-		$3.70	-		$2.97	588		$3.25	-

The Big Edge Plus®		$2.19	22,986		$3.78	44,430		$3.02	165,053		$3.31	58,795

The Phoenix Edge®—VA NY Option 1		$2.33	-		$3.93	782		$3.21	7,162		$3.37	3,567

The Phoenix Edge®—VA NY Option 2		$2.19	-		$3.72	-		$3.04	-		$3.19	8,356

The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2021

(Continued)

	Invesco V.I. American Franchise Fund – Series I Shares			Invesco V.I. Core Equity Fund – Series I Shares			Invesco V.I. Equity and Income Fund – Series II Shares			Invesco V.I. Mid Cap Core Equity Fund – Series I Shares

Assets:

Investments at fair value	$		1,127,829	$		313,855	$		451,231	$		180,516

Total assets	$		1,127,829	$		313,855	$		451,231	$		180,516

Total net assets	$		1,127,829	$		313,855	$		451,231	$		180,516

Net assets:

Accumulation units	$		1,114,054	$		313,855	$		451,231	$		180,516

Contracts in payout (annuitization) period	$		13,775	$		-	$		-	$		-

Total net assets	$		1,127,829	$		313,855	$		451,231	$		180,516

Units outstanding			297,194			103,539			182,704			62,212

Investment shares held			12,725			8,305			21,958			13,918

Investments at cost	$		551,308	$		227,129	$		371,997	$		177,040

		Unit Value	Units Outstanding		Unit Value	Units Outstanding		Unit Value	Units Outstanding		Unit Value	Units Outstanding

Big Edge		$3.90	10,112		$3.16	-		$2.56	-		$3.12	3,091

Freedom Edge®		$3.68	-		$2.87	-		$2.42	-		$2.81	-

Group Strategic Edge®		$3.80	15		$3.04	-		$2.46	-		$2.99	-

Phoenix Dimensions® Option 1		$3.80	-		$3.04	-		$2.56	-		$2.93	-

Phoenix Dimensions® Option 2		$3.71	-		$2.92	-		$2.46	-		$2.81	-

Phoenix Income Choice®		$3.80	-		$3.04	-		$2.56	-		$2.99	-

Phoenix Investor’s Edge® Option 1		$3.66	2,176		$2.85	-		$2.40	-		$2.79	-

Phoenix Investor’s Edge® Option 2		$3.60	29,682		$2.78	-		$2.34	-		$2.72	21,471

Phoenix Investor’s Edge® Option 4		$-	-		$-	-		$2.32	-		$-	-

Phoenix Spectrum Edge® Option 1		$3.86	45,828		$3.11	17,360		$2.62	8,615		$3.07	-

Phoenix Spectrum Edge® Option 2		$3.80	79,327		$3.04	17,801		$2.56	-		$2.99	-

Phoenix Spectrum Edge® Option 3		$3.75	1,783		$2.97	-		$2.50	-		$2.91	-

Phoenix Spectrum Edge® Option 4		$3.79	-		$3.01	-		$2.54	-		$2.96	-

Phoenix Spectrum Edge® + Option 1		$3.82	-		$-	-		$2.26	-		$-	-

Phoenix Spectrum Edge® + Option 2		$3.77	-		$-	-		$2.21	-		$-	-

Retirement Planner’s Edge		$3.75	2,470		$2.97	17,908		$2.50	-		$2.91	-

The Big Edge Choice®—NY		$3.76	4,686		$2.98	19,553		$2.42	-		$2.93	2,448

The Big Edge Plus®		$3.80	116,253		$3.04	17,717		$2.46	174,089		$2.99	34,471

The Phoenix Edge®—VA NY Option 1		$3.94	4,274		$3.21	3,825		$2.70	-		$3.18	731

The Phoenix Edge®—VA NY Option 2		$3.80	588		$3.04	9,375		$2.56	-		$2.99	-

The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2021

(Continued)

	Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares			Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares			Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares			Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares

Assets:

Investments at fair value	$		78,404	$		446,644	$		2,379,818	$		673,070

Total assets	$		78,404	$		446,644	$		2,379,818	$		673,070

Total net assets	$		78,404	$		446,644	$		2,379,818	$		673,070

Net assets:

Accumulation units	$		78,404	$		446,644	$		2,342,521	$		670,287

Contracts in payout (annuitization) period	$		-	$		-	$		37,297	$		2,783

Total net assets	$		78,404	$		446,644	$		2,379,818	$		673,070

Units outstanding			24,256			193,668			877,014			267,962

Investment shares held			4,027			36,313			59,436			24,026

Investments at cost	$		107,659	$		424,503	$		1,637,903	$		490,793

		Unit Value	Units Outstanding		Unit Value	Units Outstanding		Unit Value	Units Outstanding		Unit Value	Units Outstanding

Big Edge		$3.37	883		$2.43	1,246		$2.85	2,965		$2.64	-

Freedom Edge®		$3.05	-		$2.19	7,491		$2.58	-		$2.38	4,551

Group Strategic Edge®		$3.23	-		$2.33	-		$2.73	574		$2.53	-

Phoenix Dimensions® Option 1		$3.09	-		$2.32	-		$2.74	-		$2.49	-

Phoenix Dimensions® Option 2		$2.96	-		$2.22	-		$2.63	-		$2.39	-

Phoenix Dimensions® Option 3		$-	-		$-	-		$-	-		$2.39	-

Phoenix Dimensions® Option 4		$-	-		$-	-		$-	-		$2.29	-

Phoenix Income Choice®		$3.23	-		$2.33	-		$2.73	-		$2.53	-

Phoenix Investor’s Edge® Option 1		$3.02	-		$2.17	2,200		$2.56	5,067		$2.36	1,578

Phoenix Investor’s Edge® Option 2		$2.94	492		$2.12	11,618		$2.49	112,973		$2.30	21,912

Phoenix Investor’s Edge® Option 3		$-	-		$-	-		$-	-		$2.25	-

Phoenix Investor’s Edge® Option 4		$-	-		$-	-		$2.47	-		$2.28	-

Phoenix Spectrum Edge® Option 1		$3.31	-		$2.39	10,333		$2.81	120,608		$2.59	13,546

Phoenix Spectrum Edge® Option 2		$3.23	11,953		$2.33	33,811		$2.74	248,108		$2.53	4,464

Phoenix Spectrum Edge® Option 3		$3.15	-		$2.27	-		$2.67	4,504		$2.47	-

Phoenix Spectrum Edge® Option 4		$3.20	-		$-	-		$2.71	-		$2.51	-

Phoenix Spectrum Edge® + Option 1		$-	-		$2.03	-		$2.15	1,592		$1.91	-

Phoenix Spectrum Edge® + Option 2		$-	-		$1.99	-		$2.10	2,462		$1.87	-

Retirement Planner’s Edge		$3.15	-		$2.27	-		$2.67	-		$2.47	6,265

The Big Edge Choice®—NY		$3.16	-		$2.28	15,691		$2.68	65,781		$2.48	3,261

The Big Edge Plus®		$3.23	10,928		$2.33	111,087		$2.73	269,007		$2.53	201,686

The Phoenix Edge®—VA NY Option 1		$3.43	-		$2.47	191		$2.90	43,373		$2.68	8,376

The Phoenix Edge®—VA NY Option 2		$3.23	-		$2.33	-		$2.74	-		$2.53	2,323

The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2021

(Continued)

	Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class II			Morningstar Balanced ETF Asset Allocation Portfolio – Class II			Morningstar Growth ETF Asset Allocation Portfolio – Class II			Morningstar Income and Growth ETF Asset Allocation Portfolio – Class II

Assets:

Investments at fair value	$		246,051	$		1,269,493	$		660,012	$		1,544,870

Total assets	$		246,051	$		1,269,493	$		660,012	$		1,544,870

Total net assets	$		246,051	$		1,269,493	$		660,012	$		1,544,870

Net assets:

Accumulation units	$		246,051	$		1,218,045	$		660,012	$		1,529,095

Contracts in payout (annuitization) period	$		-	$		51,448	$		-	$		15,775

Total net assets	$		246,051	$		1,269,493	$		660,012	$		1,544,870

Units outstanding			111,354			709,360			316,397			1,018,204

Investment shares held			16,547			107,493			52,591			137,812

Investments at cost	$		169,141	$		1,108,999	$		557,161	$		1,501,932

		Unit Value	Units Outstanding		Unit Value	Units Outstanding		Unit Value	Units Outstanding		Unit Value	Units Outstanding

Asset Manager Option 1		$-	-		$-	-		$2.28	-		$-	-

Big Edge		$2.34	-		$1.87	-		$2.16	35,048		$1.57	212,742

Freedom Edge®		$2.19	-		$1.74	20,026		$2.01	-		$1.47	5,048

Group Strategic Edge®		$2.28	-		$1.81	-		$2.10	-		$1.53	158

Phoenix Dimensions® Option 1		$2.28	19,330		$1.81	205,241		$2.10	2,639		$1.53	-

Phoenix Dimensions® Option 2		$2.21	-		$1.76	-		$2.04	-		$1.49	376,895

Phoenix Dimensions® Option 3		$-	-		$-	-		$-	-		$1.49	-

Phoenix Income Choice®		$2.28	-		$1.81	-		$2.10	-		$1.53	-

Phoenix Investor’s Edge® Option 1		$2.18	-		$1.73	138,134		$2.00	-		$1.46	17,633

Phoenix Investor’s Edge® Option 2		$2.14	54,117		$1.71	52,845		$1.97	37,888		$1.44	47,486

Phoenix Spectrum Edge® Option 1		$2.32	-		$1.85	-		$2.13	-		$1.55	19,746

Phoenix Spectrum Edge® Option 2		$2.28	-		$1.81	-		$2.10	67,540		$1.53	-

Phoenix Spectrum Edge® Option 3		$2.24	-		$1.78	-		$2.06	-		$1.50	-

Phoenix Spectrum Edge® Option 4		$2.26	-		$1.80	-		$2.08	-		$1.52	-

Phoenix Spectrum Edge® + Option 1		$2.29	-		$1.83	62,003		$2.11	-		$1.54	177,627

Phoenix Spectrum Edge® + Option 2		$2.25	-		$1.79	-		$2.07	12,852		$1.51	-

Retirement Planner’s Edge		$2.24	-		$1.78	-		$2.06	-		$1.50	-

The Big Edge Choice®—NY		$2.24	-		$1.79	10,739		$2.07	3,180		$1.51	4,944

The Big Edge Plus®		$2.28	37,907		$1.81	183,324		$2.10	157,250		$1.53	154,446

The Phoenix Edge®—VA NY Option 1		$2.37	-		$1.89	-		$2.18	-		$1.59	-

The Phoenix Edge®—VA NY Option 2		$2.28	-		$1.81	37,048		$2.10	-		$1.53	1,479

The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2021

(Continued)

	Neuberger Berman AMT Mid Cap Growth Portfolio - S Class			PIMCO CommodityReal Return® Strategy Portfolio – Advisor Class			PIMCO Real Return Portfolio – Advisor Class			PIMCO Total Return Portfolio – Advisor Class

Assets:

Investments at fair value	$		169,843	$		732,077	$		389,181	$		1,273,449

Total assets	$		169,843	$		732,077	$		389,181	$		1,273,449

Total net assets	$		169,843	$		732,077	$		389,181	$		1,273,449

Net assets:

Accumulation units	$		169,843	$		723,502	$		357,430	$		1,268,728

Contracts in payout (annuitization) period	$		-	$		8,575	$		31,751	$		4,721

Total net assets	$		169,843	$		732,077	$		389,181	$		1,273,449

Units outstanding			74,747			1,016,854			239,495			750,548

Investment shares held			4,715			93,377			27,818			118,350

Investments at cost	$		141,831	$		1,713,048	$		353,997	$		1,244,606

	Unit Value		Units Outstanding	Unit Value		Units Outstanding	Unit Value		Units Outstanding	Unit Value		Units Outstanding

Big Edge		$-	-		$0.79	-		$1.68	24,314		$1.75	1,232

Freedom Edge®		$-	-		$0.69	-		$1.55	10,209		$1.63	7,407

Group Strategic Edge®		$-	-		$0.76	211		$1.62	-		$1.68	-

Phoenix Dimensions® Option 1		$-	-		$0.73	73,756		$1.64	-		$1.72	-

Phoenix Dimensions® Option 2		$-	-		$0.70	144,930		$1.58	1,860		$1.65	-

Phoenix Income Choice®		$-	-		$0.73	214		$1.64	-		$1.72	-

Phoenix Investor’s Edge® Option 1		$2.22	2,260		$0.68	16,029		$1.54	-		$1.61	-

Phoenix Investor’s Edge® Option 2		$-	-		$0.66	50,844		$1.51	-		$1.58	16,804

Phoenix Spectrum Edge® Option 1		$-	-		$0.74	7,823		$1.68	1,549		$1.76	45,800

Phoenix Spectrum Edge® Option 2		$-	-		$0.73	44,705		$1.64	-		$1.72	24,084

Phoenix Spectrum Edge® Option 3		$-	-		$0.71	-		$1.61	-		$1.68	-

Phoenix Spectrum Edge® Option 4		$-	-		$0.72	-		$1.63	-		$1.71	-

Phoenix Spectrum Edge® + Option 1		$-	-		$0.73	194,407		$1.61	-		$1.67	-

Phoenix Spectrum Edge® + Option 2		$-	-		$0.72	370,171		$1.58	-		$1.63	-

Retirement Planner’s Edge		$-	-		$0.71	-		$1.61	-		$1.68	-

The Big Edge Choice®—NY		$2.25	7,461		$0.75	3,033		$1.59	4,872		$1.65	24,196

The Big Edge Plus®		$2.27	60,299		$0.76	75,941		$1.62	186,985		$1.68	572,702

The Phoenix Edge®—VA NY Option 1		$2.32	4,727		$0.77	34,790		$1.74	-		$1.82	58,323

The Phoenix Edge®—VA NY Option 2		$-	-		$0.73	-		$1.64	9,706		$1.72	-

The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2021

(Continued)

	Rydex VT Inverse Government Long Bond Strategy Fund			Templeton Developing Markets VIP Fund – Class 1			Templeton Developing Markets VIP Fund – Class 2			Templeton Foreign VIP Fund – Class 1

Assets:

Investments at fair value	$		1,395	$		876,787	$		716,148	$		4,774,826

Total assets	$		1,395	$		876,787	$		716,148	$		4,774,826

Total net assets	$		1,395	$		876,787	$		716,148	$		4,774,826

Net assets:

Accumulation units	$		1,395	$		841,228	$		715,981	$		4,587,947

Contracts in payout (annuitization) period	$		-	$		35,559	$		167	$		186,879

Total net assets	$		1,395	$		876,787	$		716,148	$		4,774,826

Units outstanding			8,177			416,720			362,216			1,201,066

Investment shares held			21			81,486			67,118			343,513

Investments at cost	$		7,604	$		577,447	$		659,969	$		3,554,781

		Unit Value	Units Outstanding		Unit Value	Units Outstanding		Unit Value	Units Outstanding		Unit Value	Units Outstanding

Big Edge		$-	-		$-	-		$2.08	432		$-	-

Freedom Edge®		$0.16	-		$-	-		$1.40	2,956		$-	-

Group Strategic Edge®		$-	-		$-	-		$1.93	6,712		$-	-

Phoenix Dimensions® Option 1		$0.22	-		$-	-		$1.48	-		$-	-

Phoenix Dimensions® Option 2		$0.21	-		$-	-		$1.42	-		$-	-

Phoenix Income Choice®		$0.19	-		$-	-		$3.75	-		$-	-

Phoenix Investor’s Edge® Option 1		$0.17	-		$-	-		$1.39	-		$-	-

Phoenix Investor’s Edge® Option 2		$0.17	8,177		$-	-		$1.35	-		$-	-

Phoenix Spectrum Edge® Option 1		$0.19	-		$-	-		$1.51	10		$-	-

Phoenix Spectrum Edge® Option 2		$0.19	-		$-	-		$1.48	5,488		$-	-

Phoenix Spectrum Edge® Option 3		$0.18	-		$-	-		$1.44	-		$-	-

Phoenix Spectrum Edge® Option 4		$0.19	-		$-	-		$1.46	-		$-	-

Phoenix Spectrum Edge® + Option 1		$-	-		$-	-		$1.26	-		$-	-

Phoenix Spectrum Edge® + Option 2		$-	-		$-	-		$1.23	-		$-	-

Retirement Planner’s Edge		$0.18	-		$-	-		$3.63	-		$-	-

Templeton Investment Plus		$-	-		$2.10	416,720		$-	-		$3.98	1,201,066

The Big Edge Choice®—NY		$-	-		$-	-		$4.27	2,790		$-	-

The Big Edge Plus®		$-	-		$-	-		$1.93	338,048		$-	-

The Phoenix Edge®—VA NY Option 1		$0.20	-		$-	-		$4.22	5,780		$-	-

The Phoenix Edge®—VA NY Option 2		$0.19	-		$-	-		$3.81	-		$-	-

The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2021

(Continued)

	Templeton Foreign VIP Fund – Class 2			Templeton Global Bond VIP Fund – Class 1			Templeton Growth VIP Fund – Class 1			Templeton Growth VIP Fund – Class 2

Assets:

Investments at fair value	$		871,436	$		1,904,618	$		21,269,026	$		2,253,583

Total assets	$		871,436	$		1,904,618	$		21,269,026	$		2,253,583

Total net assets	$		871,436	$		1,904,618	$		21,269,026	$		2,253,583

Net assets:

Accumulation units	$		865,050	$		1,742,140	$		20,123,738	$		2,223,076

Contracts in payout (annuitization) period	$		6,386	$		162,478	$		1,145,288	$		30,507

Total net assets	$		871,436	$		1,904,618	$		21,269,026	$		2,253,583

Units outstanding			457,262			414,563			2,835,228			1,105,646

Investment shares held			64,123			137,816			1,791,830			194,442

Investments at cost	$		1,136,956	$		1,551,700	$		23,045,857	$		2,523,126

		Unit Value	Units Outstanding		Unit Value	Units Outstanding		Unit Value	Units Outstanding		Unit Value	Units Outstanding

Big Edge		$1.95	2,007		$-	-		$-	-		$3.00	6,625

Freedom Edge®		$1.87	-		$-	-		$-	-		$2.09	21,946

Group Strategic Edge®		$2.03	10,931		$-	-		$-	-		$2.82	344

Phoenix Dimensions® Option 1		$1.49	-		$-	-		$-	-		$1.70	131,682

Phoenix Dimensions® Option 2		$1.43	1,300		$-	-		$-	-		$1.63	154,788

Phoenix Income Choice®		$1.64	-		$-	-		$-	-		$2.00	-

Phoenix Investor’s Edge® Option 1		$1.73	1,763		$-	-		$-	-		$1.92	81,649

Phoenix Investor’s Edge® Option 2		$1.68	12,265		$-	-		$-	-		$1.86	121,330

Phoenix Spectrum Edge® Option 1		$1.91	24,744		$-	-		$-	-		$2.10	21,748

Phoenix Spectrum Edge® Option 2		$1.85	49,501		$-	-		$-	-		$2.04	-

Phoenix Spectrum Edge® Option 3		$1.80	-		$-	-		$-	-		$1.98	-

Phoenix Spectrum Edge® Option 4		$1.83	-		$-	-		$-	-		$2.02	-

Phoenix Spectrum Edge® + Option 1		$1.04	-		$-	-		$-	-		$1.24	80,104

Phoenix Spectrum Edge® + Option 2		$1.02	-		$-	-		$-	-		$1.21	104,898

Retirement Planner’s Edge		$1.59	26,480		$-	-		$-	-		$1.94	-

Templeton Investment Plus		$-	-		$4.59	414,563		$7.50	2,835,228		$-	-

The Big Edge Choice®—NY		$1.59	54,363		$-	-		$-	-		$2.32	28,373

The Big Edge Plus®		$2.03	266,598		$-	-		$-	-		$2.82	348,098

The Phoenix Edge®—VA NY Option 1		$1.81	4,291		$-	-		$-	-		$2.21	4,061

The Phoenix Edge®—VA NY Option 2		$1.53	3,019		$-	-		$-	-		$1.99	-

The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2021

(Continued)

	TVST Touchstone Balanced Fund			TVST Touchstone Bond Fund			TVST Touchstone Common Stock Fund			TVST Touchstone Small Company Fund

Assets:

Investments at fair value	$		311,274	$		889,312	$		3,864,579	$		860,737

Total assets	$		311,274	$		889,312	$		3,864,579	$		860,737

Total net assets	$		311,274	$		889,312	$		3,864,579	$		860,737

Net assets:

Accumulation units	$		311,274	$		883,519	$		3,824,515	$		852,046

Contracts in payout (annuitization) period	$		-	$		5,793	$		40,064	$		8,691

Total net assets	$		311,274	$		889,312	$		3,864,579	$		860,737

Units outstanding			119,861			596,964			1,063,473			251,294

Investment shares held			19,826			85,841			284,998			44,994

Investments at cost	$		226,528	$		876,852	$		3,406,963	$		608,633

		Unit Value	Units Outstanding		Unit Value	Units Outstanding		Unit Value	Units Outstanding		Unit Value	Units Outstanding

Big Edge		$2.69	9,040		$1.57	6,292		$3.81	4,091		$3.57	3,878

Freedom Edge®		$2.46	-		$1.44	-		$3.49	-		$3.28	-

Group Strategic Edge®		$2.59	-		$1.51	-		$3.67	-		$3.45	-

Phoenix Dimensions® Option 1		$2.59	7,117		$1.51	84,685		$3.68	77,092		$3.45	4,105

Phoenix Dimensions® Option 2		$2.50	-		$1.46	69,024		$3.54	126,075		$3.33	18,248

Phoenix Dimensions® Option 4		$-	-		$1.41	-		$-	-		$-	-

Phoenix Income Choice®		$2.59	-		$1.51	232		$3.67	1,163		$3.45	177

Phoenix Investor’s Edge® Option 1		$2.44	-		$1.43	24,421		$3.47	20,463		$3.25	1,973

Phoenix Investor’s Edge® Option 2		$2.39	-		$1.40	36,335		$3.39	35,580		$3.18	2,185

Phoenix Spectrum Edge® Option 1		$2.65	-		$1.54	-		$3.76	5,657		$3.52	-

Phoenix Spectrum Edge® Option 2		$2.59	-		$1.51	8,686		$3.68	42,204		$3.45	12,271

Phoenix Spectrum Edge® Option 3		$2.53	-		$1.48	-		$3.60	-		$3.37	-

Phoenix Spectrum Edge® Option 4		$2.57	-		$1.50	-		$3.65	-		$3.42	-

Phoenix Spectrum Edge® + Option 1		$2.61	-		$1.52	94,892		$3.70	177,614		$3.47	27,243

Phoenix Spectrum Edge® + Option 2		$2.55	-		$1.49	191,036		$3.62	340,545		$3.40	51,628

Retirement Planner’s Edge		$2.53	-		$1.48	-		$3.60	-		$3.37	-

The Big Edge Choice®—NY		$2.54	-		$1.48	2,039		$3.61	9,527		$3.39	16,858

The Big Edge Plus®		$2.59	103,704		$1.51	79,322		$3.67	223,462		$3.45	112,728

The Phoenix Edge®—VA NY Option 1		$2.72	-		$1.59	-		$3.87	-		$3.63	-

The Phoenix Edge®—VA NY Option 2		$2.59	-		$1.51	-		$3.68	-		$3.45	-

The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2021

(Continued)

	Virtus Duff & Phelps Real Estate Securities Series – Class A Shares			Virtus KAR Capital Growth Series – Class A Shares			Virtus KAR Enhanced Core Equity Series – Class A Shares			Virtus KAR Small-Cap Growth Series – Class A Shares

Assets:

Investments at fair value	$		6,589,436	$		88,174,867	$		8,477,915	$		14,404,688

Total assets	$		6,589,436	$		88,174,867	$		8,477,915	$		14,404,688

Total net assets	$		6,589,436	$		88,174,867	$		8,477,915	$		14,404,688

Net assets:

Accumulation units	$		6,548,903	$		87,697,605	$		7,671,544	$		14,230,715

Contracts in payout (annuitization) period	$		40,533	$		477,262	$		806,371	$		173,973

Total net assets	$		6,589,436	$		88,174,867	$		8,477,915	$		14,404,688

Units outstanding			668,835			3,481,235			2,625,950			1,185,697

Investment shares held			260,246			1,793,648			667,027			398,250

Investments at cost	$		3,726,342	$		30,557,183	$		6,971,489	$		7,309,375

		Unit Value	Units Outstanding		Unit Value	Units Outstanding		Unit Value	Units Outstanding		Unit Value	Units Outstanding

Big Edge		$16.37	7,800		$41.67	116,338		$3.73	30,606		$12.80	11,662

Freedom Edge®		$5.56	-		$4.48	-		$3.32	-		$8.62	-

Group Strategic Edge®		$15.50	3,267		$38.18	12,796		$3.51	1,071		$12.19	7,714

Phoenix Dimensions® Option 1		$3.68	6,682		$4.39	-		$2.90	-		$8.09	-

Phoenix Dimensions® Option 2		$3.53	31,405		$4.21	-		$2.78	-		$7.75	-

Phoenix Income Choice®		$7.88	121		$3.58	-		$2.90	-		$12.19	-

Phoenix Income Choice® with GPAF		$-	-		$-	-		$2.56	303,212		$-	-

Phoenix Investor’s Edge® Option 1		$7.03	3,155		$3.90	-		$2.87	13,376		$11.27	806

Phoenix Investor’s Edge® Option 2		$6.82	26,053		$3.79	6,573		$2.79	71,037		$10.94	4,323

Phoenix Spectrum Edge® Option 1		$7.67	18,283		$4.47	26,699		$3.19	89,609		$12.55	14,063

Phoenix Spectrum Edge® Option 2		$7.44	45,870		$4.34	106,299		$3.10	268,375		$12.19	20,829

Phoenix Spectrum Edge® Option 3		$7.22	-		$4.21	1,851		$3.00	2,004		$11.83	-

Phoenix Spectrum Edge® Option 4		$7.37	-		$4.30	-		$3.06	-		$12.07	-

Phoenix Spectrum Edge® + Option 1		$2.59	60,416		$3.84	-		$2.27	-		$5.48	-

Phoenix Spectrum Edge® + Option 2		$2.54	118,895		$3.75	-		$2.22	-		$5.36	6,486

Retirement Planner’s Edge		$7.64	-		$3.47	18,304		$2.81	24,883		$11.83	5,025

The Big Edge Choice®—NY		$8.87	16,933		$3.03	869,947		$3.21	234,804		$11.89	119,232

The Big Edge Plus®		$15.50	310,994		$38.18	2,063,907		$3.51	1,351,893		$12.19	937,477

The Phoenix Edge®—VA NY Option 1		$9.04	10,112		$2.79	100,714		$2.87	99,362		$13.05	35,316

The Phoenix Edge®—VA NY Option 2		$8.27	8,849		$2.88	157,807		$2.74	135,718		$12.19	22,764

The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2021

(Continued)

	Virtus KAR Small-Cap Value Series – Class A Shares			Virtus Newfleet Multi- Sector Intermediate Bond Series – Class A Shares			Virtus SGA International Growth Series – Class A Shares			Virtus Strategic Allocation Series – Class A Shares

Assets:

Investments at fair value	$		6,957,421	$		9,974,078	$		13,855,175	$		42,988,023

Total assets	$		6,957,421	$		9,974,078	$		13,855,175	$		42,988,023

Total net assets	$		6,957,421	$		9,974,078	$		13,855,175	$		42,988,023

Net assets:

Accumulation units	$		6,843,697	$		9,857,030	$		13,801,928	$		42,760,067

Contracts in payout (annuitization) period	$		113,724	$		117,048	$		53,247	$		227,956

Total net assets	$		6,957,421	$		9,974,078	$		13,855,175	$		42,988,023

Units outstanding			1,265,435			1,814,752			4,176,562			2,585,464

Investment shares held			349,971			1,061,072			962,165			2,455,906

Investments at cost	$		4,392,298	$		10,119,241	$		11,566,095	$		31,727,522

		Unit Value	Units Outstanding		Unit Value	Units Outstanding		Unit Value	Units Outstanding		Unit Value	Units Outstanding

Big Edge		$6.13	22,732		$12.17	41,682		$5.30	49,655		$20.35	345,595

Freedom Edge®		$4.82	-		$2.06	7,375		$2.79	-		$3.16	-

Group Strategic Edge®		$6.53	7,992		$11.15	705		$4.89	3,578		$18.64	4,564

Phoenix Dimensions® Option 1		$3.50	15,011		$1.98	113,764		$2.15	82,608		$2.95	-

Phoenix Dimensions® Option 2		$3.36	35,723		$1.90	54,319		$2.07	164,233		$2.83	-

Phoenix Dimensions® Option 4		$-	-		$1.82	-		$-	-		$-	-

Phoenix Income Choice®		$5.68	159		$2.61	321		$2.53	235		$3.23	-

Phoenix Investor’s Edge® Option 1		$4.91	2,910		$2.33	22,140		$2.67	23,164		$3.05	-

Phoenix Investor’s Edge® Option 2		$4.76	79,939		$2.26	66,937		$2.59	201,686		$2.96	22,699

Phoenix Spectrum Edge® Option 1		$5.27	33,256		$2.60	113,781		$2.92	136,590		$3.41	13,143

Phoenix Spectrum Edge® Option 2		$5.12	100,409		$2.52	211,517		$2.83	313,465		$3.30	105,922

Phoenix Spectrum Edge® Option 3		$4.96	-		$2.44	-		$2.75	3,405		$3.21	1,846

Phoenix Spectrum Edge® Option 4		$5.06	-		$2.49	-		$2.81	-		$3.27	-

Phoenix Spectrum Edge® + Option 1		$2.59	64,018		$1.83	109,091		$1.34	373,299		$2.52	-

Phoenix Spectrum Edge® + Option 2		$2.53	114,290		$1.79	226,838		$1.31	674,608		$2.47	-

Retirement Planner’s Edge		$5.51	-		$2.53	32,219		$2.45	-		$3.13	8,780

The Big Edge Choice®—NY		$5.59	104,159		$2.65	102,650		$2.17	170,600		$3.86	131,397

The Big Edge Plus®		$6.53	656,440		$11.15	616,205		$4.89	1,880,168		$18.64	1,851,836

The Phoenix Edge®—VA NY Option 1		$6.57	26,026		$2.80	40,993		$2.23	90,752		$3.67	6,379

The Phoenix Edge®—VA NY Option 2		$6.29	2,371		$2.57	54,215		$2.23	8,516		$3.37	93,303

The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2021

(Continued)

	Wanger International			Wanger Select			Wanger USA

Assets:

Investments at fair value	$		20,182,973	$		2,512,109	$		27,751,658

Total assets	$		20,182,973	$		2,512,109	$		27,751,658

Total net assets	$		20,182,973	$		2,512,109	$		27,751,658

Net assets:

Accumulation units	$		20,138,390	$		2,512,109	$		27,737,160

Contracts in payout (annuitization) period	$		44,583	$		-	$		14,498

Total net assets	$		20,182,973	$		2,512,109	$		27,751,658

Units outstanding			1,719,225			328,195			1,946,466

Investment shares held			618,739			130,161			1,078,159

Investments at cost	$		9,534,146	$		1,721,190	$		17,388,930

		Unit Value	Units Outstanding		Unit Value	Units Outstanding		Unit Value	Units Outstanding

Big Edge		$14.19	20,947		$6.86	4,084		$17.02	26,654

Freedom Edge®		$5.51	-		$4.35	-		$5.22	-

Group Strategic Edge®		$14.31	7,670		$7.94	51		$15.92	21,756

Phoenix Dimensions® Option 1		$3.60	4,726		$3.84	-		$4.11	-

Phoenix Dimensions® Option 2		$3.45	23,353		$3.68	-		$3.94	-

Phoenix Income Choice®		$5.04	84		$5.55	-		$5.68	-

Phoenix Investor’s Edge® Option 1		$5.57	2,587		$4.81	-		$5.22	1,238

Phoenix Investor’s Edge® Option 2		$5.40	19,662		$4.67	13,762		$5.06	31,615

Phoenix Spectrum Edge® Option 1		$6.30	17,993		$5.46	13,808		$5.91	16,856

Phoenix Spectrum Edge® Option 2		$6.12	35,078		$5.30	2,170		$5.74	30,946

Phoenix Spectrum Edge® Option 3		$5.93	1,015		$5.14	-		$5.57	-

Phoenix Spectrum Edge® Option 4		$6.06	-		$5.24	-		$5.68	-

Phoenix Spectrum Edge® + Option 1		$2.06	55,921		$2.53	-		$3.27	-

Phoenix Spectrum Edge® + Option 2		$2.01	125,629		$2.48	-		$3.20	-

Retirement Planner’s Edge		$4.89	-		$5.38	2,376		$5.51	4,107

The Big Edge Choice®—NY		$7.61	90,107		$8.05	11,815		$6.27	170,405

The Big Edge Plus®		$14.31	1,247,231		$7.94	279,660		$15.92	1,565,457

The Phoenix Edge®—VA NY Option 1		$4.86	37,744		$6.38	469		$6.55	55,360

The Phoenix Edge®—VA NY Option 2		$4.67	29,478		$5.85	-		$6.17	22,072

The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT

STATEMENTS OF OPERATIONS

For the period ended December 31, 2021

	AB VPS Balanced Wealth Strategy Portfolio – Class B	Alger Capital Appreciation Portfolio – Class I-2 Shares	AMT Sustainable Equity Portfolio - Class S	Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares

Income:

Dividends	$1,682	$-	$2,195	$8,092

Expenses:

Mortality and expense fees	9,398	17,026	15,694	12,674

Administrative fees	497	765	1,441	101

Net investment income (loss)	(8,213)	(17,791)	(14,940)	(4,683)

Realized gains (losses) on investments

Realized gain (loss) on sale of fund shares	12,744	12,444	44,571	56,427

Realized gain distributions	14,623	315,959	24,111	27,477

Realized gain (loss)	27,367	328,403	68,682	83,904

Change in unrealized appreciation (depreciation) during the year	56,315	(73,048)	194,004	140,744

Net increase (decrease) in net assets from operations	$75,469	$237,564	$247,746	$219,965

	DWS Equity 500 Index VIP – Class A	DWS Small Cap Index VIP – Class A	Federated Hermes Fund for U.S. Government Securities II	Federated Hermes Government Money Fund II - Service Shares

Income:

Dividends	$87,734	$2,234	$55,980	$111

Expenses:

Mortality and expense fees	74,777	3,046	34,251	87,763

Administrative fees	1,658	80	2,153	4,204

Net investment income (loss)	11,299	(892)	19,576	(91,856)

Realized gains (losses) on investments

Realized gain (loss) on sale of fund shares	166,342	4,413	(3,276)	-

Realized gain distributions	257,264	15,530	-	-

Realized gain (loss)	423,606	19,943	(3,276)	-

Change in unrealized appreciation (depreciation) during the year	1,005,975	12,867	(109,961)	226

Net increase (decrease) in net assets from operations	$1,440,880	$31,918	$(93,661)	$(91,630)

The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT

STATEMENTS OF OPERATIONS

For the period ended December 31, 2021

(Continued)

	Federated Hermes High Income Bond Fund II – Primary Shares	Fidelity® VIP Contrafund® Portfolio – Service Class	Fidelity® VIP Growth Opportunities Portfolio – Service Class	Fidelity® VIP Growth Portfolio – Service Class

Income:

Dividends	$59,932	$6,498	$-	$-

Expenses:

Mortality and expense fees	14,617	163,749	68,063	27,942

Administrative fees	334	2,669	3,206	884

Net investment income (loss)	44,981	(159,920)	(71,269)	(28,826)

Realized gains (losses) on investments

Realized gain (loss) on sale of fund shares	(2,496)	780,123	316,564	76,183

Realized gain distributions	-	1,639,512	486,574	448,116

Realized gain (loss)	(2,496)	2,419,635	803,138	524,299

Change in unrealized appreciation (depreciation) during the year	516	807,550	(223,185)	(61,561)

Net increase (decrease) in net assets from operations	$43,001	$3,067,265	$508,684	$433,912

	Fidelity® VIP Investment Grade Bond Portfolio – Service Class	Franklin Flex Cap Growth VIP Fund – Class 2	Franklin Income VIP Fund – Class 2	Franklin Mutual Shares VIP Fund – Class 2

Income:

Dividends	$40,933	$-	$92,726	$109,986

Expenses:

Mortality and expense fees	24,512	1,118	25,642	49,805

Administrative fees	1,563	5	1,613	2,052

Net investment income (loss)	14,858	(1,123)	65,471	58,129

Realized gains (losses) on investments

Realized gain (loss) on sale of fund shares	1,301	375	(22,723)	82,472

Realized gain distributions	57,401	5,394	-	-

Realized gain (loss)	58,702	5,769	(22,723)	82,472

Change in unrealized appreciation (depreciation) during the year	(110,082)	6,044	230,455	484,209

Net increase (decrease) in net assets from operations	$(36,522)	$10,690	$273,203	$624,810

The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT

STATEMENTS OF OPERATIONS

For the period ended December 31, 2021

(Continued)

	Guggenheim VT Long Short Equity Fund	Invesco Oppenheimer V.I. Capital Appreciation Fund	Invesco Oppenheimer V.I. Global Fund	Invesco Oppenheimer V.I. Main Street Small Cap Fund®

Income:

Dividends	$306	$-	$-	$1,833

Expenses:

Mortality and expense fees	583	2,146	6,744	12,964

Administrative fees	-	4	65	1,026

Net investment income (loss)	(277)	(2,150)	(6,809)	(12,157)

Realized gains (losses) on investments

Realized gain (loss) on sale of fund shares	162	837	9,762	104,540

Realized gain distributions	-	9,693	28,093	64,100

Realized gain (loss)	162	10,530	37,855	168,640

Change in unrealized appreciation (depreciation) during the year	9,505	23,450	36,913	45,214

Net increase (decrease) in net assets from operations	$9,390	$31,830	$67,959	$201,697

	Invesco V.I. American Franchise Fund – Series I Shares	Invesco V.I. Core Equity Fund – Series I Shares	Invesco V.I. Equity and Income Fund – Series II Shares	Invesco V.I. Mid Cap Core Equity Fund – Series I Shares

Income:

Dividends	$-	$1,943	$7,499	$785

Expenses:

Mortality and expense fees	14,071	3,425	6,293	2,389

Administrative fees	820	301	27	78

Net investment income (loss)	(14,891)	(1,783)	1,179	(1,682)

Realized gains (losses) on investments

Realized gain (loss) on sale of fund shares	82,390	4,794	18,841	3,334

Realized gain distributions	130,295	6,653	4,476	-

Realized gain (loss)	212,685	11,447	23,317	3,334

Change in unrealized appreciation (depreciation) during the year	(79,849)	58,457	53,619	31,804

Net increase (decrease) in net assets from operations	$117,945	$68,121	$78,115	$33,456

The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT

STATEMENTS OF OPERATIONS

For the period ended December 31, 2021

(Continued)

	Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares	Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares	Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares	Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares

Income:

Dividends	$41	$13,557	$23,691	$3,730

Expenses:

Mortality and expense fees	919	5,809	28,219	8,523

Administrative fees	50	227	1,978	227

Net investment income (loss)	(928)	7,521	(6,506)	(5,020)

Realized gains (losses) on investments

Realized gain (loss) on sale of fund shares	1,600	7,665	71,959	30,903

Realized gain distributions	86	7,172	242,948	60,163

Realized gain (loss)	1,686	14,837	314,907	91,066

Change in unrealized appreciation (depreciation) during the year	12,078	(12,545)	246,734	72,811

Net increase (decrease) in net assets from operations	$12,836	$9,813	$555,135	$158,857

	Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class II	Morningstar Balanced ETF Asset Allocation Portfolio – Class II	Morningstar Growth ETF Asset Allocation Portfolio – Class II	Morningstar Income and Growth ETF Asset Allocation Portfolio – Class II

Income:

Dividends	$2,605	$16,785	$7,888	$22,126

Expenses:

Mortality and expense fees	3,519	16,686	7,824	19,610

Administrative fees	201	1,225	308	1,312

Net investment income (loss)	(1,115)	(1,126)	(244)	1,204

Realized gains (losses) on investments

Realized gain (loss) on sale of fund shares	5,792	19,089	2,313	17,592

Realized gain distributions	5,161	48,576	22,700	47,883

Realized gain (loss)	10,953	67,665	25,013	65,475

Change in unrealized appreciation (depreciation) during the year	26,798	46,885	49,375	11,557

Net increase (decrease) in net assets from operations	$36,636	$113,424	$74,144	$78,236

The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT

STATEMENTS OF OPERATIONS

For the period ended December 31, 2021

(Continued)

	Neuberger Berman AMT Mid Cap Growth Portfolio - S Class	PIMCO Commodity Real Return® Strategy Portfolio – Advisor Class	PIMCO Real Return Portfolio – Advisor Class	PIMCO Total Return Portfolio – Advisor Class

Income:

Dividends	$-	$30,851	$19,159	$22,251

Expenses:

Mortality and expense fees	1,503	9,320	4,854	15,896

Administrative fees	42	883	58	397

Net investment income (loss)	(1,545)	20,648	14,247	5,958

Realized gains (losses) on investments

Realized gain (loss) on sale of fund shares	(4,712)	21,062	490	4,078

Realized gain distributions	17,979	-	-	55,898

Realized gain (loss)	13,267	21,062	490	59,976

Change in unrealized appreciation (depreciation) during the year	(4,435)	161,681	2,069	(100,590)

Net increase (decrease) in net assets from operations	$7,287	$203,391	$16,806	$(34,656)

	Rydex VT Inverse Government Long Bond Strategy Fund	Templeton Developing Markets VIP Fund – Class 1	Templeton Developing Markets VIP Fund – Class 2	Templeton Foreign VIP Fund – Class 1

Income:

Dividends	$-	$11,306	$7,175	$101,345

Expenses:

Mortality and expense fees	34	12,964	9,961	62,977

Administrative fees	2	1,290	81	6,266

Net investment income (loss)	(36)	(2,948)	(2,867)	32,102

Realized gains (losses) on investments

Realized gain (loss) on sale of fund shares	(33,434)	12,293	6,887	28,001

Realized gain distributions	-	20,936	16,443	-

Realized gain (loss)	(33,434)	33,229	23,330	28,001

Change in unrealized appreciation (depreciation) during the year	34,077	(96,240)	(69,420)	87,650

Net increase (decrease) in net assets from operations	$607	$(65,959)	$(48,957)	$147,753

The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT

STATEMENTS OF OPERATIONS

For the period ended December 31, 2021

(Continued)

	Templeton Foreign VIP Fund – Class 2	Templeton Global Bond VIP Fund – Class 1	Templeton Growth VIP Fund –Class 1	Templeton Growth VIP Fund –Class 2
Income:
Dividends	$20,926	$-	$297,959	$26,397
Expenses:
Mortality and expense fees	13,393	25,506	284,017	30,937
Administrative fees	419	2,537	28,258	1,619

Net investment income (loss)	7,114	(28,043)	(14,316)	(6,159)

Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	(95,121)	(6,378)	322,550	(14,728)
Realized gain distributions	-	-	-	-

Realized gain (loss)	(95,121)	(6,378)	322,550	(14,728)

Change in unrealized appreciation (depreciation) during the year	126,710	(90,700)	556,897	103,101

Net increase (decrease) in net assets from operations	$38,703	$(125,121)	$865,131	$82,214

	TVST Touchstone Balanced Fund	TVST Touchstone Bond Fund	TVST Touchstone Common Stock Fund	TVST Touchstone Small Company Fund
Income:
Dividends	$680	$21,800	$20,041	$595
Expenses:
Mortality and expense fees	4,031	10,778	47,889	14,225
Administrative fees	25	913	3,865	603

Net investment income (loss)	(3,376)	10,109	(31,713)	(14,233)

Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	9,305	817	238,749	164,742
Realized gain distributions	3,446	4,787	123,480	15,642

Realized gain (loss)	12,751	5,604	362,229	180,384

Change in unrealized appreciation (depreciation) during the year	37,370	(36,490)	560,573	71,769

Net increase (decrease) in net assets from operations	$46,745	$(20,777)	$891,089	$237,920

The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT

STATEMENTS OF OPERATIONS

For the period ended December 31, 2021

(Continued)

	Virtus Duff & Phelps Real Estate Securities Series – Class A Shares	Virtus KAR Capital Growth Series – Class A Shares	Virtus KAR Enhanced Core Equity Series – Class A Shares	Virtus KAR Small-Cap Growth Series – Class A Shares
Income:
Dividends	$42,270	$-	$187,438	$-
Expenses:
Mortality and expense fees	76,454	1,120,256	110,904	187,221
Administrative fees	1,867	5,187	3,564	3,677

Net investment income (loss)	(36,051)	(1,125,443)	72,970	(190,898)

Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	31,024	4,597,610	74,974	133,405
Realized gain distributions	110,761	9,437,381	340,265	2,120,689

Realized gain (loss)	141,785	14,034,991	415,239	2,254,094

Change in unrealized appreciation (depreciation) during the year	2,186,559	(3,608,002)	758,284	(1,524,644)

Net increase (decrease) in net assets from operations	$2,292,293	$9,301,546	$1,246,493	$538,552

	Virtus KAR Small-Cap Value Series – Class A Shares	Virtus Newfleet Multi-Sector Intermediate Bond Series – Class A Shares	Virtus SGA International Growth Series – Class A Shares	Virtus Strategic Allocation Series – Class A Shares
Income:
Dividends	$8,094	$286,188	$-	$172,782
Expenses:
Mortality and expense fees	89,348	128,636	176,072	540,773
Administrative fees	3,172	3,295	5,541	1,806

Net investment income (loss)	(84,426)	154,257	(181,613)	(369,797)

Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	272,547	(119)	208,212	976,479
Realized gain distributions	888,256	-	1,135,689	3,664,775

Realized gain (loss)	1,160,803	(119)	1,343,901	4,641,254

Change in unrealized appreciation (depreciation) during the year	109,157	(171,537)	(202,571)	(1,565,353)

Net increase (decrease) in net assets from operations	$1,185,534	$(17,399)	$959,717	$2,706,104

The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT

STATEMENTS OF OPERATIONS

For the period ended December 31, 2021

(Continued)

	Wanger International	Wanger Select	Wanger USA
Income:
Dividends	$113,094	$-	$214,588
Expenses:
Mortality and expense fees	254,901	34,034	365,203
Administrative fees	2,367	363	2,783

Net investment income (loss)	(144,174)	(34,397)	(153,398)

Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	1,139,412	21,906	643,314
Realized gain distributions	312,416	289,115	948,347

Realized gain (loss)	1,451,828	311,021	1,591,661

Change in unrealized appreciation (depreciation) during the year	1,911,725	(146,508)	745,650

Net increase (decrease) in net assets from operations	$3,219,379	$130,116	$2,183,913

The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended December 31, 2021 and 2020

	AB VPS Balanced Wealth Strategy Portfolio – Class B		Alger Capital Appreciation Portfolio – Class I-2 Shares
	2021	2020	2021	2020
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(8,213)	$5,919	$(17,791)	$(14,746)
Realized gains (losses)	27,367	22,974	328,403	214,293
Unrealized appreciation (depreciation) during the year	56,315	34,258	(73,048)	229,421

Net increase (decrease) in net assets from operations	75,469	63,151	237,564	428,968

Contract transactions:
Payments received from contract owners	2,379	2,583	1,938	1,589
Transfers between Investment Options (including Guaranteed Interest Account), net	(79,811)	87,351	(984)	(62,514)
Transfers for contract benefits and terminations	(148,879)	(42,967)	(120,943)	(70,120)
Contract maintenance charges	(4,189)	(4,048)	(331)	(1,837)
Adjustments to net assets allocated to contracts in payout period	(463)	(484)	(604)	1,701

Net increase (decrease) in net assets resulting from contract transactions	(230,963)	42,435	(120,924)	(131,181)

Total increase (decrease) in net assets	(155,494)	105,586	116,640	297,787

Net assets at beginning of period	817,284	711,698	1,410,290	1,112,503

Net assets at end of period	$661,790	$817,284	$1,526,930	$1,410,290

	AMT Sustainable Equity Portfolio - Class S		Calvert VP S&P MidCap 400 Index Portfolio - Class I Shares
	2021	2020	2021	2020
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(14,940)	$(11,042)	$(4,683)	$(669)
Realized gains (losses)	68,682	45,854	83,904	5,250
Unrealized appreciation (depreciation) during the year	194,004	144,227	140,744	81,725

Net increase (decrease) in net assets from operations	247,746	179,039	219,965	86,306

Contract transactions:
Payments received from contract owners	14,912	8,193	-	2,256
Transfers between Investment Options (including Guaranteed Interest Account), net	(37,121)	(35,023)	(210,395)	(148,762)
Transfers for contract benefits and terminations	(163,296)	(222,430)	(51,945)	(40,066)
Contract maintenance charges	(5,622)	-	(168)	(153)
Adjustments to net assets allocated to contracts in payout period	(1,627)	(9)	-	-

Net increase (decrease) in net assets resulting from contract transactions	(192,754)	(249,269)	(262,508)	(186,725)

Total increase (decrease) in net assets	54,992	(70,230)	(42,543)	(100,419)

Net assets at beginning of period	1,240,184	1,310,414	1,063,063	1,163,482

Net assets at end of period	$1,295,176	$1,240,184	$1,020,520	$1,063,063

The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended December 31, 2021 and 2020

(Continued)

	DWS Equity 500 Index VIP - Class A		DWS Small Cap Index VIP - Class A
	2021	2020	2021	2020
Increase (decrease) in net assets from operations:
Net investment income (loss)	$11,299	$17,865	$(892)	$105
Realized gains (losses)	423,606	338,936	19,943	15,120
Unrealized appreciation (depreciation) during the year	1,005,975	509,667	12,867	(2,792)

Net increase (decrease) in net assets from operations	1,440,880	866,468	31,918	12,433

Contract transactions:
Payments received from contract owners	40,892	18,653	-	1
Transfers between Investment Options (including Guaranteed Interest Account), net	(232,763)	378,558	(7,622)	(100,448)
Transfers for contract benefits and terminations	(218,250)	(358,776)	(2,148)	(26,147)
Contract maintenance charges	2,607	(3,433)	(50)	(41)
Adjustments to net assets allocated to contracts in payout period	71	223	-	-

Net increase (decrease) in net assets resulting from contract transactions	(407,443)	35,225	(9,820)	(126,635)

Total increase (decrease) in net assets	1,033,437	901,693	22,098	(114,202)

Net assets at beginning of period	5,691,216	4,789,523	237,459	351,661

Net assets at end of period	$6,724,653	$5,691,216	$259,557	$237,459

	Federated Hermes Fund for U.S. Government Securities II		Federated Hermes Government Money Fund II - Service Shares
	2021	2020	2021	2020
Increase (decrease) in net assets from operations:
Net investment income (loss)	$19,576	$37,464	$(91,856)	$(93,753)
Realized gains (losses)	(3,276)	3,592	-	-
Unrealized appreciation (depreciation) during the year	(109,961)	77,661	226	-

Net increase (decrease) in net assets from operations	(93,661)	118,717	(91,630)	(93,753)

Contract transactions:
Payments received from contract owners	18,016	16,100	255,836	1,238,196
Transfers between Investment Options (including Guaranteed Interest Account), net	226,195	25,529	502,963	650,302
Transfers for contract benefits and terminations	(382,662)	(250,800)	(1,939,715)	(1,863,531)
Contract maintenance charges	(4,664)	(5,474)	(11,691)	(18,398)
Adjustments to net assets allocated to contracts in payout period	6,187	1,987	(21,253)	(7,335)

Net increase (decrease) in net assets resulting from contract transactions	(136,928)	(212,658)	(1,213,860)	(766)

Total increase (decrease) in net assets	(230,589)	(93,941)	(1,305,490)	(94,519)

Net assets at beginning of period	2,901,561	2,995,502	8,012,377	8,106,896

Net assets at end of period	$2,670,972	$2,901,561	$6,706,887	$8,012,377

The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended December 31, 2021 and 2020

(Continued)

	Federated Hermes High Income Bond Fund II – Primary Shares		Fidelity® VIP Contrafund® Portfolio – Service Class
	2021	2020	2021	2020
Increase (decrease) in net assets from operations:
Net investment income (loss)	$44,981	$52,923	$(159,920)	$(123,301)
Realized gains (losses)	(2,496)	(15,053)	2,419,635	384,652
Unrealized appreciation (depreciation) during the year	516	8,375	807,550	2,651,917

Net increase (decrease) in net assets from operations	43,001	46,245	3,067,265	2,913,268

Contract transactions:
Payments received from contract owners	4,698	3,799	41,671	234,932
Transfers between Investment Options (including Guaranteed Interest Account), net	23,458	54,018	(549,144)	(604,871)
Transfers for contract benefits and terminations	(105,733)	(103,824)	(1,196,515)	(593,335)
Contract maintenance charges	(427)	(561)	(3,281)	(4,221)
Adjustments to net assets allocated to contracts in payout period	(185)	812	(2,491)	6,970

Net increase (decrease) in net assets resulting from contract transactions	(78,189)	(45,756)	(1,709,760)	(960,525)

Total increase (decrease) in net assets	(35,188)	489	1,357,505	1,952,743

Net assets at beginning of period	1,235,794	1,235,305	12,582,550	10,629,807

Net assets at end of period	$1,200,606	$1,235,794	$13,940,055	$12,582,550

	Fidelity® VIP Growth Opportunities Portfolio – Service Class		Fidelity® VIP Growth Portfolio – Service Class
	2021	2020	2021	2020
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(71,269)	$(54,851)	$(28,826)	$(20,635)
Realized gains (losses)	803,138	713,456	524,299	173,513
Unrealized appreciation (depreciation) during the year	(223,185)	1,551,980	(61,561)	470,845

Net increase (decrease) in net assets from operations	508,684	2,210,585	433,912	623,723

Contract transactions:
Payments received from contract owners	20,349	11,606	4,032	10,152
Transfers between Investment Options (including Guaranteed Interest Account), net	294,696	(387,111)	(214,491)	71,607
Transfers for contract benefits and terminations	(701,251)	(402,392)	(114,901)	(84,648)
Contract maintenance charges	(10,488)	(13,836)	(1,605)	(1,555)
Adjustments to net assets allocated to contracts in payout period	(1,859)	529	4,737	80

Net increase (decrease) in net assets resulting from contract transactions	(398,553)	(791,204)	(322,228)	(4,364)

Total increase (decrease) in net assets	110,131	1,419,381	111,684	619,359

Net assets at beginning of period	5,167,513	3,748,132	2,101,839	1,482,480

Net assets at end of period	$5,277,644	$5,167,513	$2,213,523	$2,101,839

The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended December 31, 2021 and 2020

(Continued)

	Fidelity® VIP Investment Grade Bond Portfolio – Service Class		Franklin Flex Cap Growth VIP Fund – Class 2
	2021	2020	2021	2020
Increase (decrease) in net assets from operations:
Net investment income (loss)	$14,858	$17,681	$(1,123)	$(908)
Realized gains (losses)	58,702	24,900	5,769	7,875
Unrealized appreciation (depreciation) during the year	(110,082)	105,208	6,044	17,080

Net increase (decrease) in net assets from operations	(36,522)	147,789	10,690	24,047

Contract transactions:
Payments received from contract owners	8,310	7,484	-	-
Transfers between Investment Options (including Guaranteed Interest Account), net	480,444	(19,788)	14,375	(28,302)
Transfers for contract benefits and terminations	(129,442)	(305,437)	(523)	(426)
Contract maintenance charges	(6,122)	(6,365)	(18)	(8)
Adjustments to net assets allocated to contracts in payout period	(2,723)	(2,170)	-	-

Net increase (decrease) in net assets resulting from contract transactions	350,467	(326,276)	13,834	(28,736)

Total increase (decrease) in net assets	313,945	(178,487)	24,524	(4,689)

Net assets at beginning of period	1,869,650	2,048,137	76,980	81,669

Net assets at end of period	$2,183,595	$1,869,650	$101,504	$76,980

	Franklin Income VIP Fund – Class 2		Franklin Mutual Shares VIP Fund – Class 2
	2021	2020	2021	2020
Increase (decrease) in net assets from operations:
Net investment income (loss)	$65,471	$90,298	$58,129	$50,966
Realized gains (losses)	(22,723)	(66,310)	82,472	121,161
Unrealized appreciation (depreciation) during the year	230,455	(71,331)	484,209	(629,940)

Net increase (decrease) in net assets from operations	273,203	(47,343)	624,810	(457,813)

Contract transactions:
Payments received from contract owners	180	951	3,628	7,918
Transfers between Investment Options (including Guaranteed Interest Account), net	(57,081)	(19,128)	(128,451)	(319,871)
Transfers for contract benefits and terminations	(306,859)	(309,175)	(421,931)	(450,591)
Contract maintenance charges	(10,384)	(12,349)	(10,633)	(11,735)
Adjustments to net assets allocated to contracts in payout period	-	-	3,746	45

Net increase (decrease) in net assets resulting from contract transactions	(374,144)	(339,701)	(553,641)	(774,234)

Total increase (decrease) in net assets	(100,941)	(387,044)	71,169	(1,232,047)

Net assets at beginning of period	1,976,754	2,363,798	3,779,609	5,011,656

Net assets at end of period	$1,875,813	$1,976,754	$3,850,778	$3,779,609

The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended December 31, 2021 and 2020

(Continued)

	Guggenheim VT Long Short Equity Fund		Invesco Oppenheimer V.I. Capital Appreciation Fund
	2021	2020	2021	2020
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(277)	$(229)	$(2,150)	$(1,519)
Realized gains (losses)	162	10,438	10,530	19,778
Unrealized appreciation (depreciation) during the year	9,505	(10,586)	23,450	19,838

Net increase (decrease) in net assets from operations	9,390	(377)	31,830	38,097

Contract transactions:
Payments received from contract owners	-	25	-	2,264
Transfers between Investment Options (including Guaranteed Interest Account), net	(12)	(41,648)	10,600	1,535
Transfers for contract benefits and terminations	(46)	(422)	(20,962)	(2,609)
Contract maintenance charges	(7)	(9)	(41)	(33)
Adjustments to net assets allocated to contracts in payout period	-	-	-	-

Net increase (decrease) in net assets resulting from contract transactions	(65)	(42,054)	(10,403)	1,157

Total increase (decrease) in net assets	9,325	(42,431)	21,427	39,254

Net assets at beginning of period	42,237	84,668	149,388	110,134

Net assets at end of period	$51,562	$42,237	$170,815	$149,388

	Invesco Oppenheimer V.I. Global Fund		Invesco Oppenheimer V.I. Main Street Small Cap Fund®
	2021	2020	2021	2020
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(6,809)	$(3,808)	$(12,157)	$(9,198)
Realized gains (losses)	37,855	29,648	168,640	10,290
Unrealized appreciation (depreciation) during the year	36,913	76,489	45,214	119,128

Net increase (decrease) in net assets from operations	67,959	102,329	201,697	120,220

Contract transactions:
Payments received from contract owners	360	3,038	9,602	8,375
Transfers between Investment Options (including Guaranteed Interest Account), net	16,937	(10,203)	(99,683)	(6,785)
Transfers for contract benefits and terminations	(46,452)	(80,587)	(198,059)	(273,651)
Contract maintenance charges	(85)	(812)	(4,446)	(5,775)
Adjustments to net assets allocated to contracts in payout period	-	-	(1,030)	-

Net increase (decrease) in net assets resulting from contract transactions	(29,240)	(88,564)	(293,616)	(277,836)

Total increase (decrease) in net assets	38,719	13,765	(91,919)	(157,616)

Net assets at beginning of period	513,923	500,158	1,056,613	1,214,229

Net assets at end of period	$552,642	$513,923	$964,694	$1,056,613

The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended December 31, 2021 and 2020

(Continued)

	Invesco V.I. American Franchise Fund – Series I Shares		Invesco V.I. Core Equity Fund – Series I Shares
	2021	2020	2021	2020
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(14,891)	$(12,400)	$(1,783)	$274
Realized gains (losses)	212,685	112,753	11,447	62,449
Unrealized appreciation (depreciation) during the year	(79,849)	241,547	58,457	(31,358)

Net increase (decrease) in net assets from operations	117,945	341,900	68,121	31,365

Contract transactions:
Payments received from contract owners	2,683	8,482	2,402	2,669
Transfers between Investment Options (including Guaranteed Interest Account), net	(48,820)	(115,604)	(11,091)	(983)
Transfers for contract benefits and terminations	(119,535)	(82,709)	(26,238)	(20,407)
Contract maintenance charges	(1,641)	(1,875)	(367)	(402)
Adjustments to net assets allocated to contracts in payout period	(4)	210	-	-

Net increase (decrease) in net assets resulting from contract transactions	(167,317)	(191,496)	(35,294)	(19,123)

Total increase (decrease) in net assets	(49,372)	150,404	32,827	12,242

Net assets at beginning of period	1,177,201	1,026,797	281,028	268,786

Net assets at end of period	$1,127,829	$1,177,201	$313,855	$281,028

	Invesco V.I. Equity and Income Fund – Series II Shares		Invesco V.I. Mid Cap Core Equity Fund – Series I Shares
	2021	2020	2021	2020
Increase (decrease) in net assets from operations:
Net investment income (loss)	$1,179	$3,896	$(1,682)	$(989)
Realized gains (losses)	23,317	22,833	3,334	28,826
Unrealized appreciation (depreciation) during the year	53,619	14,252	31,804	(16,808)

Net increase (decrease) in net assets from operations	78,115	40,981	33,456	11,029

Contract transactions:
Payments received from contract owners	-	8,248	286	284
Transfers between Investment Options (including Guaranteed Interest Account), net	18,086	43,860	(3,349)	(5,110)
Transfers for contract benefits and terminations	(126,453)	(17,648)	(11,195)	(3,585)
Contract maintenance charges	(102)	(102)	(44)	(57)
Adjustments to net assets allocated to contracts in payout period	-	-	-	-

Net increase (decrease) in net assets resulting from contract transactions	(108,469)	34,358	(14,302)	(8,468)

Total increase (decrease) in net assets	(30,354)	75,339	19,154	2,561

Net assets at beginning of period	481,585	406,246	161,362	158,801

Net assets at end of period	$451,231	$481,585	$180,516	$161,362

The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended December 31, 2021 and 2020

(Continued)

	Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares		Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares
	2021	2020	2021	2020

Increase (decrease) in net assets from operations:

Net investment income (loss)	$(928)	$(740)	$7,521	$12,285

Realized gains (losses)	1,686	(11,469)	14,837	1,738

Unrealized appreciation (depreciation) during the year	12,078	15,636	(12,545)	14,893

Net increase (decrease) in net assets from operations	12,836	3,427	9,813	28,916

Contract transactions:

Payments received from contract owners	-	-	834	1,562

Transfers between Investment Options (including Guaranteed Interest Account), net	(3,470)	(4,007)	3,427	(12,232)

Transfers for contract benefits and terminations	(1,796)	(16,518)	(79,491)	(27,451)

Contract maintenance charges	(19)	(23)	(429)	(1,043)

Adjustments to net assets allocated to contracts in payout period	-	-	-	-

Net increase (decrease) in net assets resulting from contract transactions	(5,285)	(20,548)	(75,659)	(39,164)

Total increase (decrease) in net assets	7,551	(17,121)	(65,846)	(10,248)

Net assets at beginning of period	70,853	87,974	512,490	522,738

Net assets at end of period	$78,404	$70,853	$446,644	$512,490

	Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares		Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares
	2021	2020	2021	2020

Increase (decrease) in net assets from operations:

Net investment income (loss)	$(6,506)	$7,295	$(5,020)	$(1,603)

Realized gains (losses)	314,907	24,975	91,066	26,181

Unrealized appreciation (depreciation) during the year	246,734	(30,852)	72,811	(29,278)

Net increase (decrease) in net assets from operations	555,135	1,418	158,857	(4,700)

Contract transactions:

Payments received from contract owners	5,522	4,009	1,122	1,522

Transfers between Investment Options (including Guaranteed Interest Account), net	(16,655)	(35,005)	(6,451)	(100,722)

Transfers for contract benefits and terminations	(294,029)	(287,505)	(110,718)	(133,548)

Contract maintenance charges	(3,698)	(4,575)	(225)	(875)

Adjustments to net assets allocated to contracts in payout period	(304)	(73)	(124)	(105)

Net increase (decrease) in net assets resulting from contract transactions	(309,164)	(323,149)	(116,396)	(233,728)

Total increase (decrease) in net assets	245,971	(321,731)	42,461	(238,428)

Net assets at beginning of period	2,133,847	2,455,578	630,609	869,037

Net assets at end of period	$2,379,818	$2,133,847	$673,070	$630,609

The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended December 31, 2021 and 2020

(Continued)

	Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class II		Morningstar Balanced ETF Asset Allocation Portfolio – Class II
	2021	2020	2021	2020

Increase (decrease) in net assets from operations:

Net investment income (loss)	$(1,115)	$550	$(1,126)	$5,135

Realized gains (losses)	10,953	6,507	67,665	23,416

Unrealized appreciation (depreciation) during the year	26,798	9,342	46,885	59,558

Net increase (decrease) in net assets from operations	36,636	16,399	113,424	88,109

Contract transactions:

Payments received from contract owners	-	-	8,788	10,828

Transfers between Investment Options (including Guaranteed Interest Account), net	(42)	(5)	(9,841)	(154,105)

Transfers for contract benefits and terminations	(12,883)	(12,672)	(104,762)	(182,078)

Contract maintenance charges	(2,836)	(2,785)	(7,204)	(8,439)

Adjustments to net assets allocated to contracts in payout period	-	-	(4,189)	(3,535)

Net increase (decrease) in net assets resulting from contract transactions	(15,761)	(15,462)	(117,208)	(337,329)

Total increase (decrease) in net assets	20,875	937	(3,784)	(249,220)

Net assets at beginning of period	225,176	224,239	1,273,277	1,522,497

Net assets at end of period	$246,051	$225,176	$1,269,493	$1,273,277

	Morningstar Growth ETF Asset Allocation Portfolio – Class II		Morningstar Income and Growth ETF Asset Allocation Portfolio – Class II
	2021	2020	2021	2020

Increase (decrease) in net assets from operations:

Net investment income (loss)	$(244)	$3,718	$1,204	$8,619

Realized gains (losses)	25,013	13,304	65,475	21,894

Unrealized appreciation (depreciation) during the year	49,375	24,635	11,557	67,933

Net increase (decrease) in net assets from operations	74,144	41,657	78,236	98,446

Contract transactions:

Payments received from contract owners	5,718	7,333	4,046	2,241

Transfers between Investment Options (including Guaranteed Interest Account), net	97,436	19,998	323,484	(140,950)

Transfers for contract benefits and terminations	(54,079)	(6,201)	(285,710)	(161,538)

Contract maintenance charges	(1,209)	(1,246)	(7,218)	(8,049)

Adjustments to net assets allocated to contracts in payout period	-	-	(2,858)	(2,596)

Net increase (decrease) in net assets resulting from contract transactions	47,866	19,884	31,744	(310,892)

Total increase (decrease) in net assets	122,010	61,541	109,980	(212,446)

Net assets at beginning of period	538,002	476,461	1,434,890	1,647,336

Net assets at end of period	$660,012	$538,002	$1,544,870	$1,434,890

The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended December 31, 2021 and 2020

(Continued)

	Neuberger Berman AMT Mid Cap Growth Portfolio - S Class		PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class
	2021	2020	2021	2020

Increase (decrease) in net assets from operations:

Net investment income (loss)	$(1,545)	$(1,052)	$20,648	$26,191

Realized gains (losses)	13,267	11,007	21,062	(33,653)

Unrealized appreciation (depreciation) during the year	(4,435)	21,219	161,681	13,233

Net increase (decrease) in net assets from operations	7,287	31,174	203,391	5,771

Contract transactions:

Payments received from contract owners	-	-	8,412	3,994

Transfers between Investment Options (including Guaranteed Interest Account), net	76,709	3,535	(55,728)	99,183

Transfers for contract benefits and terminations	(5,069)	(13,103)	(93,805)	(52,438)

Contract maintenance charges	(22)	-	(3,317)	(3,942)

Adjustments to net assets allocated to contracts in payout period	-	1,486	(923)	-

Net increase (decrease) in net assets resulting from contract transactions	71,618	(8,082)	(145,361)	46,797

Total increase (decrease) in net assets	78,905	23,092	58,030	52,568

Net assets at beginning of period	90,938	67,846	674,047	621,479

Net assets at end of period	$169,843	$90,938	$732,077	$674,047

	PIMCO Real Return Portfolio – Advisor Class		PIMCO Total Return Portfolio – Advisor Class
	2021	2020	2021	2020

Increase (decrease) in net assets from operations:

Net investment income (loss)	$14,247	$298	$5,958	$11,234

Realized gains (losses)	490	731	59,976	30,923

Unrealized appreciation (depreciation) during the year	2,069	36,362	(100,590)	57,255

Net increase (decrease) in net assets from operations	16,806	37,391	(34,656)	99,412

Contract transactions:

Payments received from contract owners	6,306	8,908	1,623	4,805

Transfers between Investment Options (including Guaranteed Interest Account), net	16,043	8,773	18,244	37,923

Transfers for contract benefits and terminations	(30,064)	(32,359)	(103,629)	(193,244)

Contract maintenance charges	(143)	(419)	(550)	(803)

Adjustments to net assets allocated to contracts in payout period	(4,841)	(4,582)	(791)	(806)

Net increase (decrease) in net assets resulting from contract transactions	(12,699)	(19,679)	(85,103)	(152,125)

Total increase (decrease) in net assets	4,107	17,712	(119,759)	(52,713)

Net assets at beginning of period	385,072	367,360	1,393,208	1,445,921

Net assets at end of period	$389,179	$385,072	$1,273,449	$1,393,208

The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended December 31, 2021 and 2020

(Continued)

	Rydex VT Inverse Government Long Bond Strategy Fund		Templeton Developing Markets VIP Fund – Class 1
	2021	2020	2021	2020

Increase (decrease) in net assets from operations:

Net investment income (loss)	$(36)	$(195)	$(2,948)	$25,646

Realized gains (losses)	(33,434)	(448)	33,229	22,949

Unrealized appreciation (depreciation) during the year	34,077	(2,783)	(96,240)	90,109

Net increase (decrease) in net assets from operations	607	(3,426)	(65,959)	138,704

Contract transactions:

Payments received from contract owners	-	-	5,611	4,840

Transfers between Investment Options (including Guaranteed Interest Account), net	(77)	2,975	-	-

Transfers for contract benefits and terminations	(13,635)	(1)	(98,399)	(31,038)

Contract maintenance charges	(103)	(70)	(338)	(346)

Adjustments to net assets allocated to contracts in payout period	-	-	(3,408)	(1,681)

Net increase (decrease) in net assets resulting from contract transactions	(13,815)	2,904	(96,534)	(28,225)

Total increase (decrease) in net assets	(13,208)	(522)	(162,493)	110,479

Net assets at beginning of period	14,603	15,125	1,039,280	928,801

Net assets at end of period	$1,395	$14,603	$876,787	$1,039,280

	Templeton Developing Markets VIP Fund – Class 2		Templeton Foreign VIP Fund – Class 1
	2021	2020	2021	2020

Increase (decrease) in net assets from operations:

Net investment income (loss)	$(2,867)	$18,931	$32,102	$96,882

Realized gains (losses)	23,330	24,177	28,001	82,462

Unrealized appreciation (depreciation) during the year	(69,420)	65,946	87,650	(399,309)

Net increase (decrease) in net assets from operations	(48,957)	109,054	147,753	(219,965)

Contract transactions:

Payments received from contract owners	19,767	23,003	19,725	75,500

Transfers between Investment Options (including Guaranteed Interest Account), net	5,657	1,784	(16,773)	(172,037)

Transfers for contract benefits and terminations	(75,438)	(52,958)	(145,533)	(479,507)

Contract maintenance charges	(192)	(282)	(1,923)	(2,316)

Adjustments to net assets allocated to contracts in payout period	3	7	(724)	(11,146)

Net increase (decrease) in net assets resulting from contract transactions	(50,203)	(28,446)	(145,228)	(589,506)

Total increase (decrease) in net assets	(99,160)	80,608	2,525	(809,471)

Net assets at beginning of period	815,308	734,700	4,772,301	5,581,772

Net assets at end of period	$716,148	$815,308	$4,774,826	$4,772,301

The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended December 31, 2021 and 2020

(Continued)

	Templeton Foreign VIP Fund – Class 2		Templeton Global Bond VIP Fund – Class 1
	2021	2020	2021	2020

Increase (decrease) in net assets from operations:

Net investment income (loss)	$7,114	$21,935	$(28,043)	$161,397

Realized gains (losses)	(95,121)	(133,635)	(6,378)	53,724

Unrealized appreciation (depreciation) during the year	126,710	51,101	(90,700)	(373,157)

Net increase (decrease) in net assets from operations	38,703	(60,599)	(125,121)	(158,036)

Contract transactions:

Payments received from contract owners	7,859	4,480	23,487	36,455

Transfers between Investment Options (including Guaranteed Interest Account), net	(16,762)	(88,833)	14,289	(44,034)

Transfers for contract benefits and terminations	(251,429)	(99,989)	(176,106)	(214,855)

Contract maintenance charges	(640)	(681)	(851)	(1,082)

Adjustments to net assets allocated to contracts in payout period	(369)	730	(6,704)	(99)

Net increase (decrease) in net assets resulting from contract transactions	(261,341)	(184,293)	(145,885)	(223,615)

Total increase (decrease) in net assets	(222,638)	(244,892)	(271,006)	(381,651)

Net assets at beginning of period	1,094,074	1,338,966	2,175,624	2,557,275

Net assets at end of period	$871,436	$1,094,074	$1,904,618	$2,175,624

	Templeton Growth VIP Fund – Class 1		Templeton Growth VIP Fund – Class 2
	2021	2020	2021	2020

Increase (decrease) in net assets from operations:

Net investment income (loss)	$(14,316)	$365,909	$(6,159)	$34,743

Realized gains (losses)	322,550	99,030	(14,728)	(51,789)

Unrealized appreciation (depreciation) during the year	556,897	354,083	103,101	57,639

Net increase (decrease) in net assets from operations	865,131	819,022	82,214	40,593

Contract transactions:

Payments received from contract owners	579,383	283,086	7,481	8,377

Transfers between Investment Options (including Guaranteed Interest Account), net	(462,307)	(408,916)	(2,670)	(172,943)

Transfers for contract benefits and terminations	(1,848,984)	(1,875,675)	(244,619)	(306,718)

Contract maintenance charges	(10,791)	(14,819)	(10,334)	(10,493)

Adjustments to net assets allocated to contracts in payout period	9,598	31,415	(2,411)	(2,137)

Net increase (decrease) in net assets resulting from contract transactions	(1,733,101)	(1,984,909)	(252,553)	(483,914)

Total increase (decrease) in net assets	(867,970)	(1,165,887)	(170,339)	(443,321)

Net assets at beginning of period	22,136,996	23,302,883	2,423,922	2,867,243

Net assets at end of period	$21,269,026	$22,136,996	$2,253,583	$2,423,922

The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended December 31, 2021 and 2020

(Continued)

	TVST Touchstone Balanced Fund		TVST Touchstone Bond Fund
	2021	2020	2021	2020

Increase (decrease) in net assets from operations:

Net investment income (loss)	$(3,376)	$30	$10,109	$3,079

Realized gains (losses)	12,751	14,098	5,604	234

Unrealized appreciation (depreciation) during the year	37,370	31,553	(36,490)	60,145

Net increase (decrease) in net assets from operations	46,745	45,681	(20,777)	63,458

Contract transactions:

Payments received from contract owners	750	900	6,705	4,546

Transfers between Investment Options (including Guaranteed Interest Account), net	12,552	17,526	132,019	36,442

Transfers for contract benefits and terminations	(39,968)	(46,396)	(74,639)	(62,427)

Contract maintenance charges	(815)	(1,032)	(5,269)	(5,565)

Adjustments to net assets allocated to contracts in payout period	-	-	(667)	(12)

Net increase (decrease) in net assets resulting from contract transactions	(27,481)	(29,002)	58,149	(27,016)

Total increase (decrease) in net assets	19,264	16,679	37,372	36,442

Net assets at beginning of period	292,010	275,331	851,940	815,498

Net assets at end of period	$311,274	$292,010	$889,312	$851,940

	TVST Touchstone Common Stock Fund		TVST Touchstone Small Company Fund
	2021	2020	2021	2020

Increase (decrease) in net assets from operations:

Net investment income (loss)	$(31,713)	$(23,555)	$(14,233)	$(10,137)

Realized gains (losses)	362,229	168,432	180,384	35,651

Unrealized appreciation (depreciation) during the year	560,573	522,814	71,769	147,309

Net increase (decrease) in net assets from operations	891,089	667,691	237,920	172,823

Contract transactions:

Payments received from contract owners	37,309	19,281	11,029	8,299

Transfers between Investment Options (including Guaranteed Interest Account), net	(280,707)	(115,608)	(98,442)	(50,564)

Transfers for contract benefits and terminations	(413,805)	(355,986)	(435,430)	(30,784)

Contract maintenance charges	(15,731)	(18,594)	(1,986)	(2,407)

Adjustments to net assets allocated to contracts in payout period	(4,171)	(95)	(769)	(84)

Net increase (decrease) in net assets resulting from contract transactions	(677,105)	(471,002)	(525,598)	(75,540)

Total increase (decrease) in net assets	213,984	196,689	(287,678)	97,283

Net assets at beginning of period	3,650,595	3,453,906	1,148,415	1,051,132

Net assets at end of period	$3,864,579	$3,650,595	$860,737	$1,148,415

The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended December 31, 2021 and 2020

(Continued)

	Virtus Duff & Phelps Real Estate Securities Series – Class A Shares		Virtus KAR Capital Growth Series – Class A Shares
	2021	2020	2021	2020

Increase (decrease) in net assets from operations:

Net investment income (loss)	$(36,051)	$(6,884)	$(1,125,443)	$(941,338)

Realized gains (losses)	141,785	9,535	14,034,991	8,055,446

Unrealized appreciation (depreciation) during the year	2,186,559	(241,521)	(3,608,002)	23,692,522

Net increase (decrease) in net assets from operations	2,292,293	(238,870)	9,301,546	30,806,630

Contract transactions:

Payments received from contract owners	12,424	7,925	478,055	509,674

Transfers between Investment Options (including Guaranteed Interest Account), net	(879,345)	24,232	(3,087,423)	(1,218,591)

Transfers for contract benefits and terminations	(525,220)	(544,959)	(10,129,770)	(5,824,098)

Contract maintenance charges	(5,351)	(6,501)	39,712	(44,898)

Adjustments to net assets allocated to contracts in payout period	5,068	(1,688)	(10,518)	(15,887)

Net increase (decrease) in net assets resulting from contract transactions	(1,392,424)	(520,991)	(12,709,944)	(6,593,800)

Total increase (decrease) in net assets	899,869	(759,861)	(3,408,398)	24,212,830

Net assets at beginning of period	5,689,567	6,449,428	91,583,265	67,370,435

Net assets at end of period	$6,589,436	$5,689,567	$88,174,867	$91,583,265

	Virtus KAR Enhanced Core Equity Series – Class A Shares		Virtus KAR Small-Cap Growth Series – Class A Shares
	2021	2020	2021	2020

Increase (decrease) in net assets from operations:

Net investment income (loss)	$72,970	$17,091	$(190,898)	$(158,600)

Realized gains (losses)	415,239	2,009,930	2,254,094	2,030,080

Unrealized appreciation (depreciation) during the year	758,284	(1,022,082)	(1,524,644)	2,861,592

Net increase (decrease) in net assets from operations	1,246,493	1,004,939	538,552	4,733,072

Contract transactions:

Payments received from contract owners	227,134	110,530	20,817	22,900

Transfers between Investment Options (including Guaranteed Interest Account), net	(209,777)	(674,318)	(375,712)	(153,194)

Transfers for contract benefits and terminations	(1,169,745)	(1,121,808)	(1,094,825)	(984,908)

Contract maintenance charges	(7,918)	(8,664)	(6,382)	(4,154)

Adjustments to net assets allocated to contracts in payout period	(3,255)	70,767	(3,002)	(5,891)

Net increase (decrease) in net assets resulting from contract transactions	(1,163,561)	(1,623,493)	(1,459,104)	(1,125,247)

Total increase (decrease) in net assets	82,932	(618,554)	(920,552)	3,607,825

Net assets at beginning of period	8,394,983	9,013,537	15,325,240	11,717,415

Net assets at end of period	$8,477,915	$8,394,983	$14,404,688	$15,325,240

The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended December 31, 2021 and 2020

(Continued)

	Virtus KAR Small-Cap Value Series – Class A Shares		Virtus Newfleet Multi-Sector Intermediate Bond Series – Class A Shares
	2021	2020	2021	2020

Increase (decrease) in net assets from operations:

Net investment income (loss)	$(84,426)	$(15,352)	$154,257	$211,969

Realized gains (losses)	1,160,803	552,488	(119)	(28,295)

Unrealized appreciation (depreciation) during the year	109,157	1,005,884	(171,537)	350,508

Net increase (decrease) in net assets from operations	1,185,534	1,543,020	(17,399)	534,182

Contract transactions:

Payments received from contract owners	34,753	16,239	76,231	42,794

Transfers between Investment Options (including Guaranteed Interest Account), net	(329,667)	(407,878)	194,759	(380,882)

Transfers for contract benefits and terminations	(849,900)	(765,939)	(1,220,843)	(635,284)

Contract maintenance charges	(6,572)	(7,709)	(13,501)	(13,875)

Adjustments to net assets allocated to contracts in payout period	2,703	1,413	(8,538)	(8,405)

Net increase (decrease) in net assets resulting from contract transactions	(1,148,683)	(1,163,874)	(971,892)	(995,652)

Total increase (decrease) in net assets	36,851	379,146	(989,291)	(461,470)

Net assets at beginning of period	6,920,570	6,541,424	10,963,369	11,424,839

Net assets at end of period	$6,957,421	$6,920,570	$9,974,078	$10,963,369

	Virtus SGA International Growth Series – Class A Shares		Virtus Strategic Allocation Series – Class A Shares
	2021	2020	2021	2020

Increase (decrease) in net assets from operations:

Net investment income (loss)	$(181,613)	$(157,240)	$(369,797)	$(221,296)

Realized gains (losses)	1,343,901	198,002	4,641,254	1,968,548

Unrealized appreciation (depreciation) during the year	(202,571)	2,544,841	(1,565,353)	9,803,109

Net increase (decrease) in net assets from operations	959,717	2,585,603	2,706,104	11,550,361

Contract transactions:

Payments received from contract owners	170,849	71,103	227,161	149,259

Transfers between Investment Options (including Guaranteed Interest Account), net	(98,161)	(308,246)	(1,207,691)	(1,177,633)

Transfers for contract benefits and terminations	(1,216,579)	(1,032,345)	(4,600,228)	(3,578,605)

Contract maintenance charges	(19,423)	(22,499)	15,710	(18,776)

Adjustments to net assets allocated to contracts in payout period	(2,654)	950	48,116	(8,885)

Net increase (decrease) in net assets resulting from contract transactions	(1,165,968)	(1,291,037)	(5,516,932)	(4,634,640)

Total increase (decrease) in net assets	(206,251)	1,294,566	(2,810,828)	6,915,721

Net assets at beginning of period	14,061,426	12,766,860	45,798,851	38,883,130

Net assets at end of period	$13,855,175	$14,061,426	$42,988,023	$45,798,851

The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended December 31, 2021 and 2020

(Continued)

	Wanger International		Wanger Select
	2021	2020	2021	2020

Increase (decrease) in net assets from operations:

Net investment income (loss)	$(144,174)	$130,409	$(34,397)	$(11,366)

Realized gains (losses)	1,451,828	819,264	311,021	300,382

Unrealized appreciation (depreciation) during the year	1,911,725	1,184,673	(146,508)	266,510

Net increase (decrease) in net assets from operations	3,219,379	2,134,346	130,116	555,526

Contract transactions:

Payments received from contract owners	95,051	36,844	836	1,864

Transfers between Investment Options (including Guaranteed Interest Account), net	(388,916)	(536,975)	(56,756)	(161,755)

Transfers for contract benefits and terminations	(2,115,838)	(1,446,421)	(270,934)	(244,561)

Contract maintenance charges	6,909	(9,659)	(400)	(1,153)

Adjustments to net assets allocated to contracts in payout period	(2,901)	(1,540)	553	3

Net increase (decrease) in net assets resulting from contract transactions	(2,405,695)	(1,957,751)	(326,701)	(405,602)

Total increase (decrease) in net assets	813,684	176,595	(196,585)	149,924

Net assets at beginning of period	19,369,287	19,192,692	2,708,692	2,558,768

Net assets at end of period	$20,182,971	$19,369,287	$2,512,107	$2,708,692

	Wanger USA
	2021	2020
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(153,398)	$(296,509)
Realized gains (losses)	1,591,661	2,719,550
Unrealized appreciation (depreciation) during the year	745,650	2,833,481

Net increase (decrease) in net assets from operations	2,183,913	5,256,522

Contract transactions:
Payments received from contract owners	20,085	37,617
Transfers between Investment Options (including Guaranteed Interest Account), net	(386,076)	(919,306)
Transfers for contract benefits and terminations	(2,610,368)	(1,494,828)
Contract maintenance charges	(6,227)	(8,517)
Adjustments to net assets allocated to contracts in payout period	(256)	(2,132)

Net increase (decrease) in net assets resulting from contract transactions	(2,982,842)	(2,387,166)

Total increase (decrease) in net assets	(798,929)	2,869,356
Net assets at beginning of period	28,550,585	25,681,229

Net assets at end of period	$27,751,656	$28,550,585

The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Note 1—Organization

The Nassau Life Variable Accumulation Account (the “Separate Account”) is a separate account of Nassau Life Insurance Company (“NNY”, the Company, “we” or “us”). NNY is a wholly-owned subsidiary of The Nassau Companies of New York (“NCNY”), whose ultimate parent is Nassau Insurance Group Holdings GP, LLC (“Nassau”). Founded in April 2015, Nassau is a privately held insurance and reinsurance business focused on building a franchise across the insurance value chain. NCNY is a privately held, wholly-owned subsidiary of Nassau, serving as its U.S. life and annuity platform.

NNY, formerly known as Phoenix Life Insurance Company and NCNY, formerly known as The Phoenix Companies, Inc. changed their names effective October 10, 2018 and November 13, 2018, respectively. Nassau, formerly known as Nassau Reinsurance Group Holdings L.P., changed its name effective October 5, 2018. The Separate Account, formerly known as Phoenix Life Variable Accumulation Account, changed its name effective December 6, 2018.

The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and was established on June 17, 1985. The Separate Account currently consists of 60 investment options (also known as sub-accounts) that invest in shares of underlying mutual funds.

The contract owners may allocate premium payments and contract value to the following sub-accounts in the variable contract (“contract”) which have the same or similar name as the underlying mutual funds (collectively, the “Funds” or individually, the “Fund”):

AB VPS Balanced Wealth Strategy Portfolio – Class B
Alger Capital Appreciation Portfolio – Class I-2 Shares
AMT Sustainable Equity Portfolio - Class S
Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares
DWS Equity 500 Index VIP – Class A
DWS Small Cap Index VIP – Class A
Federated Hermes Fund for U.S. Government Securities II
Federated Hermes Government Money Fund II - Service Shares
Federated Hermes High Income Bond Fund II – Primary Shares
Fidelity® VIP Contrafund® Portfolio – Service Class
Fidelity® VIP Growth Opportunities Portfolio – Service Class
Fidelity® VIP Growth Portfolio – Service Class
Fidelity® VIP Investment Grade Bond Portfolio – Service Class
Franklin Flex Cap Growth VIP Fund – Class 2
Franklin Income VIP Fund – Class 2
Franklin Mutual Shares VIP Fund – Class 2
Guggenheim VT Long Short Equity Fund
Invesco Oppenheimer V.I. Capital Appreciation Fund
Invesco Oppenheimer V.I. Global Fund
Invesco Oppenheimer V.I. Main Street Small Cap Fund®
Invesco V.I. American Franchise Fund – Series I Shares
Invesco V.I. Core Equity Fund – Series I Shares
Invesco V.I. Equity and Income Fund – Series II Shares
Invesco V.I. Mid Cap Core Equity Fund – Series I Shares
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares
Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares
Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares
Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares
Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class II
Morningstar Balanced ETF Asset Allocation Portfolio – Class II
Morningstar Growth ETF Asset Allocation Portfolio – Class II
Morningstar Income and Growth ETF Asset Allocation Portfolio – Class II

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Note 1—Organization (Continued)

Neuberger Berman AMT Mid Cap Growth Portfolio - S Class
PIMCO CommodityReal Return® Strategy Portfolio – Advisor Class
PIMCO Real Return Portfolio – Advisor Class
PIMCO Total Return Portfolio – Advisor Class
Rydex VT Inverse Government Long Bond Strategy Fund
Templeton Developing Markets VIP Fund – Class 1
Templeton Developing Markets VIP Fund – Class 2
Templeton Foreign VIP Fund – Class 1
Templeton Foreign VIP Fund – Class 2
Templeton Global Bond VIP Fund – Class 1
Templeton Growth VIP Fund – Class 1
Templeton Growth VIP Fund – Class 2
TVST Touchstone Balanced Fund
TVST Touchstone Bond Fund
TVST Touchstone Common Stock Fund
TVST Touchstone Small Company Fund
Virtus Duff & Phelps Real Estate Securities Series – Class A Shares
Virtus KAR Capital Growth Series – Class A Shares
Virtus KAR Enhanced Core Equity Series – Class A Shares
Virtus KAR Small-Cap Growth Series – Class A Shares
Virtus KAR Small-Cap Value Series – Class A Shares
Virtus Newfleet Multi-Sector Intermediate Bond Series – Class A Shares
Virtus SGA International Growth Series – Class A Shares
Virtus Strategic Allocation Series – Class A Shares
Wanger International
Wanger Select
Wanger USA
Wanger USA

Additionally, contract owners also may direct the allocation of their premium payments and contract value between the Separate Account and the Guaranteed Interest Account (“GIA”).

NNY and the Separate Account are subject to regulation by the New York Department of Financial Services and the

U.S. Securities and Exchange Commission (“SEC”). The assets and liabilities of the Separate Account are clearly identified and distinguished from NNY’s other asset and liabilities. Premium payments and contract value allocated by a contract owner to the GIA are not legally insulated and are subject to claims against NNY’s general account assets.

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Note 2—Significant Accounting Policies

The financial statements have been prepared in accordance with US generally accepted accounting principles (“GAAP”). The Separate Account is an investment company and follows the accounting and reporting guidance in Financial Accounting Standards Board’s Accounting Standards Codification (“ASC”) Topic 946, Financial Services-Investment Companies. The following is a summary of significant accounting policies of the Separate Account:

A.

Valuation of investments: Investments are made in the Funds and stated at fair value based on the reported net asset values of the respective Funds, which in turn value their investment securities at fair value.

The Separate Account measures the fair value of its investment in the Fund on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Separate Account has the ability to access.

•

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•

Level 3 – Unobservable inputs for the asset or liability, to the extent observable inputs are not available, representing the Separate Account’s own assumptions about the assumptions a market participant would use in valuing the assets or liability, and would be based on the best information available.

Investments in Fund shares are valued using the reported net asset value of the respective Funds at the end of each New York Stock Exchange business day, as determined by the respective Funds. Investments held by the Separate Account are Level 1 within the hierarchy. There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2021.

B.

Contracts in payout (annuitization) period: Net assets allocated to contracts in the payout period are computed according to the 1983a Individual Annuitant Mortality Table, or Annuity 2000 Mortality Table depending on the product. The assumed interest return is also dependent on product, and could range from 2.5 percent to 6 percent, as regulated by the laws of the respective states. During the payout period, the mortality risk is fully borne by NNY and may result in additional amounts being transferred into the variable annuity account from NNY to cover greater longevity of annuitants than expected. Conversely, if amounts allocated during the payout period exceed amounts required, transfers of excess amounts may be made to NNY.

C.

Investment transactions and related income: Investment transactions are recorded on the trade date. Realized gains and losses on the sales of shares of the Funds are computed on the basis of last in first out (“LIFO”). Dividend income and realized gain distributions from investments are recorded on the ex-dividend date.

D.

Federal Income taxes: NNY is taxed as a life insurance entity under the provisions of the internal revenue code of 1986, as amended, (the “Code”) and it together with the operations of the separate accounted are included in the consolidated federal income tax return of NCNY. NCNY is no longer subject to US federal income tax examination by tax authorities for years before 2017. Under current provision of the code, NNY does not expect to incur federal income taxes on the earnings of the separate account to the extent that the earnings are credited under the contracts. Based on this expectation, no charge is being made current to the separate account for federal income taxes. NNY will periodically review the tax liability of the separate account in the event of changes in the tax law and may assess a charge in future tears for any federal income taxes that would be applied against the Separate Account.

Use of estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. In applying these estimates and assumptions, management makes subjective and complex judgments that frequently require assumptions about matters that are uncertain and inherently subject to change, including matters related to or impacted by the COVID-19 pandemic, such as the possibility for elevated mortality and investment market volatility. Actual results may differ from those estimates.

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Note 3—Purchases and Proceeds from Sales of Investments

The cost of purchases and proceeds from sales of investments for the period ended December 31, 2021 were as follows:

Investment Option	Purchases	Sales

AB VPS Balanced Wealth Strategy Portfolio – Class B	$25,954	$250,507
Alger Capital Appreciation Portfolio – Class I-2 Shares	317,537	140,293
AMT Sustainable Equity Portfolio - Class S	48,932	232,516
Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares	67,303	307,017
DWS Equity 500 Index VIP – Class A	764,197	903,078
DWS Small Cap Index VIP – Class A	32,538	27,719
Federated Hermes Fund for U.S. Government Securities II	361,559	478,911
Federated Hermes Government Money Fund II - Service Shares	1,781,551	3,087,268
Federated Hermes High Income Bond Fund II – Primary Shares	85,573	118,780
Fidelity® VIP Contrafund® Portfolio – Service Class	1,980,965	2,211,133
Fidelity® VIP Growth Opportunities Portfolio – Service Class	1,398,249	1,381,497
Fidelity® VIP Growth Portfolio – Service Class	673,096	576,035
Fidelity® VIP Investment Grade Bond Portfolio – Service Class	657,748	235,025
Franklin Flex Cap Growth VIP Fund – Class 2	20,529	2,425
Franklin Income VIP Fund – Class 2	135,318	443,991
Franklin Mutual Shares VIP Fund – Class 2	222,546	718,057
Guggenheim VT Long Short Equity Fund	306	648
Invesco Oppenheimer V.I. Capital Appreciation Fund	20,281	23,141
Invesco Oppenheimer V.I. Global Fund/VA – Service Shares	44,637	52,594
Invesco Oppenheimer V.I. Main Street Small Cap Fund®	83,836	325,509
Invesco V.I. American Franchise Fund – Series I Shares	140,717	192,630
Invesco V.I. Core Equity Fund – Series I Shares	11,480	41,904
Invesco V.I. Equity and Income Fund – Series II Shares	35,086	137,900
Invesco V.I. Mid Cap Core Equity Fund – Series I Shares 1	2,414	18,399
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares	2,999	9,127
Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares	40,398	101,364
Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares	418,473	491,194
Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares	77,961	139,064
Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class II	7,768	19,483
Morningstar Balanced ETF Asset Allocation Portfolio – Class II	98,044	167,801
Morningstar Growth ETF Asset Allocation Portfolio – Class II	133,399	63,078
Morningstar Income and Growth ETF Asset Allocation Portfolio – Class II	397,514	316,683
Neuberger Berman AMT Mid Cap Growth Portfolio - S Class	173,172	85,120
PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class	55,097	179,809
PIMCO Real Return Portfolio – Advisor Class	63,811	62,262
PIMCO Total Return Portfolio – Advisor Class	171,920	194,768
Rydex VT Inverse Government Long Bond Strategy Fund	-	13,851
Templeton Developing Markets VIP Fund – Class 1	37,720	116,266
Templeton Developing Markets VIP Fund – Class 2	62,927	99,555
Templeton Foreign VIP Fund – Class 1	120,284	233,411
Templeton Foreign VIP Fund – Class 2	52,246	306,472
Templeton Global Bond VIP Fund – Class 1	36,096	210,025
Templeton Growth VIP Fund – Class 1	833,845	2,581,261
Templeton Growth VIP Fund – Class 2	195,795	454,507
TVST Touchstone Balanced Fund	57,349	84,759
TVST Touchstone Bond Fund	192,936	119,892
TVST Touchstone Common Stock Fund	190,298	775,636
TVST Touchstone Small Company Fund	66,574	590,762
Virtus Duff & Phelps Real Estate Securities Series – Class A Shares	215,328	1,533,041
Virtus KAR Capital Growth Series – Class A Shares	9,894,398	14,292,404

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Note 3—Purchases and Proceeds from Sales of Investments (Continued)

Investment Option	Purchases	Sales

Virtus KAR Enhanced Core Equity Series – Class A Shares	$792,806	$1,543,132
Virtus KAR Small-Cap Growth Series – Class A Shares	2,443,136	1,972,450
Virtus KAR Small-Cap Value Series – Class A Shares	981,589	1,326,443
Virtus Newfleet Multi-Sector Intermediate Bond Series –Class A Shares	632,006	1,449,642
Virtus SGA International Growth Series – Class A Shares	1,499,698	1,711,590
Virtus Strategic Allocation Series – Class A Shares	4,019,216	6,241,171
Wanger International	516,677	2,754,130
Wanger Select	299,413	371,395
Wanger USA	1,188,575	3,376,468

	$34,881,820	$55,894,993

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Note 4—Changes in Units Outstanding

The changes in units outstanding were as follows:

	For the period ended December 31, 2021			For the period ended December 31, 2020
Investment Option	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
AB VPS Balanced Wealth Strategy Portfolio – Class B	5,306	(131,914)	(126,608)	58,462	(30,671)	27,791
Alger Capital Appreciation Portfolio – Class I-2 Shares	508	(26,219)	(25,711)	490	(36,178)	(35,688)
AMT Sustainable Equity Portfolio - Class S	17,432	(153,473)	(136,041)	24,641	(260,344)	(235,703)
Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares	9,236	(86,137)	(76,901)	17,184	(98,547)	(81,363)
DWS Equity 500 Index VIP – Class A	104,261	(210,451)	(106,190)	233,653	(205,346)	28,307
DWS Small Cap Index VIP – Class A	4,699	(7,315)	(2,616)	1,137	(63,306)	(62,169)
Federated Hermes Fund for U.S. Government Securities II	222,998	(306,129)	(83,131)	319,581	(426,647)	(107,066)
Federated Hermes Government Money Fund II - Service Shares	2,043,973	(3,396,562)	(1,352,589)	4,081,175	(4,090,697)	(9,522)
Federated Hermes High Income Bond Fund II – Primary Shares	10,773	(37,146)	(26,373)	27,763	(46,473)	(18,710)
Fidelity® VIP Contrafund® Portfolio – Service Class	72,724	(429,098)	(356,374)	146,851	(406,776)	(259,925)
Fidelity® VIP Growth Opportunities Portfolio – Service Class	166,213	(228,850)	(62,637)	90,915	(265,499)	(174,584)
Fidelity® VIP Growth Portfolio – Service Class	67,684	(152,873)	(85,189)	76,093	(73,484)	2,609
Fidelity® VIP Investment Grade Bond Portfolio – Service Class	361,320	(137,796)	223,524	93,039	(308,145)	(215,106)
Franklin Flex Cap Growth VIP Fund – Class 2	3,448	(334)	3,114	202	(10,982)	(10,780)
Franklin Income VIP Fund – Class 2	24,542	(229,312)	(204,770)	67,938	(282,349)	(214,411)
Franklin Mutual Shares VIP Fund – Class 2	46,569	(282,812)	(236,243)	106,444	(422,742)	(316,298)
Guggenheim VT Long Short Equity Fund	-	(35)	(35)	32	(25,484)	(25,452)
Invesco Oppenheimer V.I. Capital Appreciation Fund	3,295	(5,833)	(2,538)	1,257	(871)	386
Invesco Oppenheimer V.I. Global Fund/VA – Service Shares	5,722	(16,256)	(10,534)	2,477	(45,653)	(43,176)
Invesco Oppenheimer V.I. Main Street Small Cap Fund®	6,134	(106,343)	(100,209)	25,574	(164,232)	(138,658)
Invesco V.I. American Franchise Fund – Series I Shares	3,173	(48,737)	(45,564)	3,611	(81,042)	(77,431)
Invesco V.I. Core Equity Fund – Series I Shares	1,140	(14,388)	(13,248)	2,519	(11,211)	(8,692)
Invesco V.I. Equity and Income Fund – Series II Shares	10,078	(55,382)	(45,304)	61,201	(41,439)	19,762
Invesco V.I. Mid Cap Core Equity Fund – Series I Shares 1	708	(5,858)	(5,150)	1,252	(5,264)	(4,012)
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares	921	(2,617)	(1,696)	3,511	(11,538)	(8,027)
Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares	8,765	(40,807)	(32,042)	9,374	(27,455)	(18,081)
Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares	60,648	(184,329)	(123,681)	61,524	(226,036)	(164,512)
Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares	6,029	(57,382)	(51,353)	14,776	(139,720)	(124,944)
Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class II	10	(7,627)	(7,617)	53	(9,586)	(9,533)
Morningstar Balanced ETF Asset Allocation Portfolio – Class II	19,105	(88,071)	(68,966)	48,554	(269,709)	(221,155)
Morningstar Growth ETF Asset Allocation Portfolio – Class II	51,182	(27,628)	23,554	16,803	(5,631)	11,172
Morningstar Income and Growth ETF Asset Allocation Portfolio – Class II	217,455	(202,980)	14,475	3,474	(229,409)	(225,935)
Neuberger Berman AMT Mid Cap Growth Portfolio - S Class	68,150	(37,957)	30,193	23,203	(24,482)	(1,279)
PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class	41,980	(254,935)	(212,955)	227,541	(129,723)	97,818
PIMCO Real Return Portfolio – Advisor Class	29,454	(36,872)	(7,418)	18,828	(31,380)	(12,552)
PIMCO Total Return Portfolio – Advisor Class	56,665	(105,822)	(49,157)	77,331	(168,746)	(91,415)
Rydex VT Inverse Government Long Bond Strategy Fund	-	(75,238)	(75,238)	18,951	(2,652)	16,299
Templeton Developing Markets VIP Fund – Class 1	2,432	(46,035)	(43,603)	2,539	(18,501)	(15,962)
Templeton Developing Markets VIP Fund – Class 2	21,742	(37,807)	(16,065)	32,608	(45,595)	(12,987)
Templeton Foreign VIP Fund – Class 1	5,707	(41,104)	(35,397)	22,781	(199,577)	(176,796)
Templeton Foreign VIP Fund – Class 2	16,978	(144,210)	(127,232)	28,396	(135,456)	(107,060)
Templeton Global Bond VIP Fund – Class 1	8,070	(38,956)	(30,886)	7,275	(52,023)	(44,748)
Templeton Growth VIP Fund – Class 1	80,251	(308,496)	(228,245)	44,732	(352,189)	(307,457)
Templeton Growth VIP Fund – Class 2	96,204	(226,910)	(130,706)	24,929	(276,952)	(252,023)
TVST Touchstone Balanced Fund	23,646	(33,760)	(10,114)	9,763	(24,037)	(14,274)
TVST Touchstone Bond Fund	114,842	(75,142)	39,700	42,609	(63,176)	(20,567)
TVST Touchstone Common Stock Fund	14,616	(217,669)	(203,053)	14,727	(210,377)	(195,650)
TVST Touchstone Small Company Fund	15,175	(173,699)	(158,524)	26,571	(56,170)	(29,599)

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Note 4—Changes in Units Outstanding (Continued)

	For the period ended December 31, 2021			For the period ended December 31, 2020
Investment Option	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Virtus Duff & Phelps Real Estate Securities Series – Class A Shares	24,192	(176,170)	(151,978)	71,014	(114,283)	(43,269)
Virtus KAR Capital Growth Series – Class A Shares	30,069	(575,766)	(545,697)	39,714	(427,834)	(388,120)
Virtus KAR Enhanced Core Equity Series – Class A Shares	114,812	(502,623)	(387,811)	69,421	(715,789)	(646,368)
Virtus KAR Small-Cap Growth Series – Class A Shares	29,333	(152,598)	(123,265)	24,661	(145,970)	(121,309)
Virtus KAR Small-Cap Value Series – Class A Shares	20,294	(249,625)	(229,331)	32,021	(320,814)	(288,793)
Virtus Newfleet Multi-Sector Intermediate Bond Series –Class A Shares	138,264	(249,226)	(110,962)	69,456	(185,114)	(115,658)
Virtus SGA International Growth Series – Class A Shares	169,801	(552,220)	(382,419)	75,717	(579,095)	(503,378)
Virtus Strategic Allocation Series – Class A Shares	15,986	(380,205)	(364,219)	12,600	(417,043)	(404,443)
Wanger International	12,181	(234,145)	(221,964)	27,693	(242,330)	(214,637)
Wanger Select	1,548	(45,542)	(43,994)	1,140	(66,453)	(65,313)
Wanger USA	8,313	(233,043)	(224,730)	14,770	(257,735)	(242,965)

Note 5—Financial Highlights

A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios (excluding expenses of the underlying fund) and total return ratios for each of the five years in the periods ended December 31, 2021, 2020, 2019, 2018, and 2017 follows:

	At December 31,					For the periods ended December 31,
	Units (000’s)	Unit Fair Value [3] (Lowest to Highest)			Net Assets (000’s)	Investment Income Ratio[1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)

AB VPS Balanced Wealth Strategy Portfolio – Class B
2021	342	1.89	to	2.07	662	0.26%	1.00%	to	1.65%	11.50%	to	12.23%
2020‡	469	1.69	to	1.84	817	2.15%	1.00%	to	1.65%	7.45%	to	8.16%
2019	441	1.58	to	1.70	712	2.38%	1.00%	to	1.65%	16.26%	to	17.02%
2018‡	449	1.36	to	1.46	621	1.65%	1.00%	to	1.65%	(7.96%)	to	(7.35%)
2017‡	630	1.47	to	1.57	949	1.74%	1.00%	to	1.65%	13.72%	to	14.47%
Alger Capital Appreciation Portfolio – Class I-2 Shares
2021	294	6.92	to	6.49	1,527	-	0.90%	to	1.80%	16.98%	to	18.05%
2020	319	5.91	to	5.50	1,410	-	0.90%	to	1.80%	39.21%	to	40.48%
2019	355	4.25	to	3.91	1,113	-	0.90%	to	1.80%	31.18%	to	32.38%
2018	403	3.24	to	2.96	950	0.08%	0.90%	to	1.80%	(1.91%)	to	(1.00%)
2017‡	419	3.30	to	2.99	1,004	0.15%	0.90%	to	1.80%	28.73%	to	29.91%
AMT Sustainable Equity Portfolio - Class S
2021	832	1.54	to	1.57	1,295	0.17%	0.90%	to	1.80%	20.95%	to	22.05%
2020‡	968	1.27	to	1.29	1,240	0.36%	0.90%	to	1.80%	17.14%	to	18.21%
2019[4]	1,204	1.08	to	1.09	1,310	0.28%	0.90%	to	1.80%	8.47%	to	9.16%
Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares
2021	282	3.55	to	3.80	1,021	0.79%	0.90%	to	1.38%	22.71%	to	23.30%
2020	359	2.90	to	3.08	1,063	1.15%	0.90%	to	1.38%	11.77%	to	12.30%
2019	441	2.59	to	2.74	1,163	1.14%	0.90%	to	1.38%	24.10%	to	24.70%
2018‡	483	2.09	to	2.20	1,026	1.17%	0.90%	to	1.38%	(12.56%)	to	(12.13%)
2017‡	428	2.36	to	2.50	1,038	0.70%	0.90%	to	1.50%	14.16%	to	14.85%

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Note 5—Financial Highlights (Continued)

	At December 31,					For the periods ended December 31,
	Units (000’s)	Unit Fair Value [3] (Lowest to Highest)			Net Assets (000’s)	Investment Income Ratio[1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)

DWS Equity 500 Index VIP – Class A
2021	1,397	4.17	to	5.20	6,725	1.43%	0.90%	to	1.80%	26.09%	to	27.24%
2020‡	1,503	3.31	to	4.09	5,691	1.62%	0.90%	to	1.80%	15.97%	to	17.03%
2019	1,475	2.85	to	3.49	4,790	1.96%	0.90%	to	1.80%	28.83%	to	30.01%
2018	1,627	2.21	to	2.69	4,076	1.66%	0.90%	to	1.80%	(6.38%)	to	(5.51%)
2017‡	1,703	2.36	to	2.84	4,528	1.80%	0.90%	to	1.80%	19.36%	to	20.45%
DWS Small Cap Index VIP – Class A
2021	80	3.17	to	3.39	260	0.85%	0.90%	to	1.38%	12.93%	to	13.47%
2020	82	2.81	to	2.99	237	1.25%	0.90%	to	1.38%	17.79%	to	18.36%
2019	145	2.38	to	2.52	352	1.04%	0.90%	to	1.38%	23.50%	to	24.10%
2018‡	149	1.93	to	1.99	294	0.90%	1.10%	to	1.38%	(12.46%)	to	(12.21%)
2017	179	2.18	to	2.27	399	0.94%	1.10%	to	1.50%	12.62%	to	13.08%
Federated Hermes Fund for U.S. Government Securities II
2021	1,728	1.32	to	1.66	2,671	2.03%	0.90%	to	1.80%	(3.81%)	to	(2.93%)
2020	1,812	1.38	to	1.71	2,902	2.57%	0.90%	to	1.80%	3.32%	to	4.27%
2019	1,919	1.33	to	1.64	2,996	2.48%	0.90%	to	1.80%	3.99%	to	4.95%
2018	2,165	1.28	to	1.56	3,220	2.41%	0.90%	to	1.80%	(1.36%)	to	(0.45%)
2017‡	2,271	1.30	to	1.57	3,418	2.42%	0.90%	to	1.80%	0.10%	to	1.01%
Federated Hermes Government Money Fund II - Service Shares
2021	7,581	0.79	to	0.93	6,707	0.00%	0.90%	to	2.25%	(2.25%)	to	(0.90%)
2020	8,933	0.81	to	0.94	8,012	0.20%	0.90%	to	2.25%	(2.05%)	to	(0.69%)
2019	8,943	0.86	to	0.94	8,107	1.63%	0.90%	to	1.80%	(0.19%)	to	0.73%
2018	9,413	0.86	to	0.94	8,499	1.23%	0.90%	to	1.80%	(0.58%)	to	0.33%
2017	10,538	0.87	to	0.93	9,523	0.31%	0.90%	to	1.80%	(1.48%)	to	(0.59%)
Federated Hermes High Income Bond Fund II – Primary Shares
2021	410	2.79	to	3.36	1,201	4.92%	0.90%	to	1.80%	2.96%	to	3.91%
2020	436	2.71	to	3.23	1,236	5.87%	0.90%	to	1.80%	3.69%	to	4.64%
2019	455	2.61	to	3.09	1,235	6.07%	0.90%	to	1.80%	12.49%	to	13.51%
2018	513	2.32	to	2.72	1,229	8.31%	0.90%	to	1.80%	(5.04%)	to	(4.16%)
2017	598	2.44	to	2.84	1,496	6.89%	0.90%	to	1.80%	5.02%	to	5.98%
Fidelity® VIP Contrafund® Portfolio – Service Class
2021	2,608	5.90	to	6.58	13,940	0.05%	0.90%	to	1.80%	25.41%	to	26.56%
2020	2,965	4.71	to	5.20	12,583	0.15%	0.90%	to	1.80%	28.09%	to	29.26%
2019	3,224	3.67	to	4.02	10,630	0.36%	0.90%	to	1.80%	29.09%	to	30.27%
2018	3,496	2.85	to	3.09	8,906	0.59%	0.90%	to	1.80%	(8.18%)	to	(7.33%)
2017‡	3,884	3.10	to	3.33	10,710	0.89%	0.90%	to	1.80%	19.58%	to	20.67%
Fidelity® VIP Growth Opportunities Portfolio – Service Class
2021	884	7.11	to	6.93	5,278	-	0.90%	to	1.80%	9.82%	to	10.82%
2020	946	6.47	to	6.26	5,168	0.01%	0.90%	to	1.80%	65.47%	to	66.98%
2019	1,121	3.91	to	3.75	3,748	0.05%	0.90%	to	1.80%	38.17%	to	39.43%
2018	1,270	2.83	to	2.69	3,094	0.10%	0.90%	to	1.80%	10.31%	to	11.33%
2017	1,413	2.57	to	2.41	3,166	0.19%	0.90%	to	1.80%	31.99%	to	33.20%
Fidelity® VIP Growth Portfolio – Service Class
2021	555	4.91	to	5.11	2,214	-	0.90%	to	1.80%	20.87%	to	21.98%
2020	640	4.06	to	4.19	2,102	0.06%	0.90%	to	1.80%	41.17%	to	42.46%
2019	638	2.88	to	2.94	1,482	0.16%	0.90%	to	1.80%	31.77%	to	32.98%
2018	803	2.18	to	2.21	1,406	0.15%	0.90%	to	1.80%	(2.08%)	to	(1.18%)
2017	997	2.23	to	2.24	1,743	0.11%	0.90%	to	1.80%	32.58%	to	33.79%

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Note 5—Financial Highlights (Continued)

	At December 31,					For the periods ended December 31,
	Units (000’s)	Unit Fair Value [3] (Lowest to Highest)			Net Assets (000’s)	Investment Income Ratio[1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)

Fidelity® VIP Investment Grade Bond Portfolio – Service Class
2021	1,397	1.44	to	1.65	2,184	1.97%	0.90%	to	1.80%	(2.51%)	to	(1.62%)
2020	1,173	1.48	to	1.68	1,870	2.15%	0.90%	to	1.80%	7.29%	to	8.27%
2019	1,388	1.38	to	1.55	2,048	2.78%	0.90%	to	1.80%	7.61%	to	8.60%
2018‡	1,345	1.28	to	1.43	1,833	2.41%	0.90%	to	1.80%	(2.43%)	to	(1.53%)
2017	1,470	1.31	to	1.45	2,037	2.20%	0.90%	to	1.80%	2.29%	to	3.22%
Franklin Flex Cap Growth VIP Fund – Class 2
2021	24	4.24	to	4.24	102	-	1.25%	to	1.25%	14.69%	to	14.69%
2020	21	3.70	to	3.70	77	-	1.25%	to	1.25%	43.08%	to	43.08%
2019	32	2.58	to	2.58	82	-	1.25%	to	1.25%	29.53%	to	29.53%
2018‡	38	2.00	to	2.00	76	-	1.25%	to	1.25%	1.84%	to	1.84%
2017‡	40	1.96	to	1.96	79	-	1.25%	to	1.25%	25.36%	to	25.36%
Franklin Income VIP Fund – Class 2
2021	938	1.96	to	2.26	1,876	4.77%	0.90%	to	1.80%	14.66%	to	15.71%
2020	1,143	1.71	to	1.96	1,977	5.95%	0.90%	to	1.80%	(1.12%)	to	(0.21%)
2019	1,358	1.73	to	1.96	2,364	5.30%	0.90%	to	1.80%	13.97%	to	15.02%
2018	1,637	1.52	to	1.70	2,487	4.85%	0.90%	to	1.80%	(6.03%)	to	(5.17%)
2017	2,003	1.62	to	1.80	3,225	4.21%	0.90%	to	1.80%	7.71%	to	8.69%
Franklin Mutual Shares VIP Fund – Class 2
2021	1,357	2.45	to	2.88	3,851	2.82%	0.90%	to	1.80%	17.03%	to	18.10%
2020	1,594	2.09	to	2.44	3,780	2.70%	0.90%	to	1.80%	(6.75%)	to	(5.90%)
2019	1,910	2.24	to	2.59	5,012	1.78%	0.90%	to	1.80%	20.37%	to	21.47%
2018	2,319	1.86	to	2.13	4,957	2.38%	0.90%	to	1.80%	(10.71%)	to	(9.89%)
2017	2,566	2.09	to	2.36	6,070	2.21%	0.90%	to	1.80%	6.41%	to	7.38%
Guggenheim VT Long Short Equity Fund
2021	24	2.19	to	2.29	52	0.66%	1.00%	to	1.25%	22.25%	to	22.56%
2020	24	1.79	to	1.87	42	0.75%	1.00%	to	1.25%	3.62%	to	3.88%
2019	49	1.73	to	1.80	85	0.56%	1.00%	to	1.25%	4.22%	to	4.48%
2018	53	1.66	to	1.72	88	-	1.00%	to	1.25%	(14.03%)	to	(13.81%)
2017	68	1.93	to	2.00	131	0.35%	1.00%	to	1.25%	13.42%	to	13.71%
Invesco Oppenheimer V.I. Capital Appreciation Fund
2021	45	3.78	to	3.93	171	-	0.90%	to	1.25%	20.75%	to	21.18%
2020	48	3.13	to	3.24	149	-	0.90%	to	1.25%	34.54%	to	35.02%
2019	47	2.32	to	2.40	110	-	0.90%	to	1.25%	34.15%	to	34.63%
2018‡	48	1.73	to	1.78	83	-	0.90%	to	1.25%	(7.14%)	to	(6.81%)
2017	69	1.87	to	1.91	129	0.01%	0.90%	to	1.25%	24.93%	to	25.37%
Invesco Oppenheimer V.I. Global Fund/VA – Service Shares
2021	183	2.87	to	3.21	553	-	0.90%	to	1.60%	13.33%	to	14.14%
2020	193	2.53	to	2.81	514	0.42%	0.90%	to	1.60%	25.30%	to	26.19%
2019	237	2.02	to	2.23	500	0.67%	0.90%	to	1.60%	29.35%	to	30.27%
2018	310	1.56	to	1.71	504	0.78%	0.90%	to	1.60%	(14.79%)	to	(14.18%)
2017‡	334	1.84	to	1.99	635	0.68%	0.90%	to	1.60%	34.15%	to	35.10%
Invesco Oppenheimer V.I. Main Street Small Cap Fund®
2021	316	2.92	to	3.37	965	0.18%	0.90%	to	1.80%	20.07%	to	21.16%
2020	416	2.43	to	2.78	1,057	0.34%	0.90%	to	1.80%	17.48%	to	18.56%
2019	554	2.07	to	2.35	1,214	-	0.90%	to	1.80%	23.87%	to	25.00%
2018‡	671	1.67	to	1.88	1,181	0.06%	0.90%	to	1.80%	(12.16%)	to	(11.35%)
2017	754	1.90	to	2.12	1,505	0.64%	0.90%	to	1.80%	11.87%	to	12.89%

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT

NOTES To FINANCIAL STATEMENTS

Note 5—Financial Highlights (Continued)

	At December 31,					For the periods ended December 31,
	Units (000’s)	Unit Fair Value [3] (Lowest to Highest)			Net Assets (000’s)	Investment Income Ratio[1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)

Invesco V.I. American Franchise Fund – Series I Shares
2021	297	3.60	to	3.94	1,128	-	0.90%	to	1.80%	9.91%	to	10.92%
2020	343	3.28	to	3.55	1,177	0.07%	0.90%	to	1.80%	39.80%	to	41.07%
2019	420	2.34	to	2.52	1,027	-	0.90%	to	1.80%	34.30%	to	35.53%
2018	498	1.75	to	1.86	901	-	0.90%	to	1.80%	(5.37%)	to	(4.50%)
2017	555	1.85	to	1.94	1,056	0.08%	0.90%	to	1.80%	25.06%	to	26.20%
Invesco V.I. Core Equity Fund – Series I Shares
2021	104	2.97	to	3.21	314	0.66%	0.90%	to	1.40%	25.95%	to	26.59%
2020‡	117	2.35	to	2.54	281	1.37%	0.90%	to	1.40%	12.26%	to	12.83%
2019‡	125	2.10	to	2.25	269	0.94%	0.90%	to	1.40%	27.16%	to	27.80%
2018	143	1.60	to	1.76	239	0.89%	0.90%	to	1.65%	(10.90%)	to	(10.21%)
2017	148	1.79	to	1.96	278	1.04%	0.90%	to	1.65%	11.32%	to	12.16%
Invesco V.I. Equity and Income Fund – Series II Shares
2021	183	2.46	to	2.62	451	1.48%	1.10%	to	1.25%	16.87%	to	17.05%
2020	228	2.11	to	2.24	482	2.22%	1.10%	to	1.25%	8.28%	to	8.45%
2019	208	1.95	to	2.06	406	2.04%	1.10%	to	1.25%	18.51%	to	18.69%
2018‡	253	1.64	to	1.74	417	1.87%	1.10%	to	1.25%	(10.86%)	to	(10.73%)
2017‡	292	1.84	to	1.95	539	1.29%	1.10%	to	1.25%	9.40%	to	9.57%
Invesco V.I. Mid Cap Core Equity Fund – Series I Shares 1
2021	62	2.72	to	3.18	181	0.45%	0.90%	to	1.80%	21.03%	to	22.14%
2020	67	2.25	to	2.60	161	0.71%	0.90%	to	1.80%	7.28%	to	8.27%
2019	71	2.09	to	2.40	159	0.50%	0.90%	to	1.80%	23.02%	to	24.15%
2018	86	1.70	to	1.93	156	0.51%	0.90%	to	1.80%	(12.95%)	to	(12.15%)
2017‡	89	1.95	to	2.20	184	0.38%	0.90%	to	1.80%	12.86%	to	13.89%
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares
2021	24	2.94	to	3.37	78	0.05%	1.00%	to	1.80%	17.72%	to	18.67%
2020	26	2.50	to	2.84	71	0.21%	1.00%	to	1.80%	4.85%	to	5.70%
2019	34	2.39	to	2.69	88	-	1.00%	to	1.80%	27.59%	to	28.63%
2018	36	1.87	to	2.09	72	0.02%	1.00%	to	1.80%	(14.81%)	to	(14.11%)
2017	37	2.19	to	2.43	86	0.35%	1.00%	to	1.80%	11.90%	to	12.81%
Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares
2021	194	2.12	to	2.47	447	2.91%	0.90%	to	1.80%	1.42%	to	2.35%
2020	226	2.09	to	2.41	512	3.77%	0.90%	to	1.80%	5.37%	to	6.34%
2019	244	1.98	to	2.27	523	3.68%	0.90%	to	1.80%	11.32%	to	12.34%
2018	282	1.78	to	2.02	543	3.99%	0.90%	to	1.80%	(5.75%)	to	(4.89%)
2017	379	1.89	to	2.12	769	3.76%	0.90%	to	1.80%	7.25%	to	8.23%
Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares
2021	877	2.49	to	2.90	2,380	1.01%	0.90%	to	1.80%	26.70%	to	27.86%
2020‡	1,001	1.97	to	2.27	2,134	1.66%	0.90%	to	1.80%	0.85%	to	1.77%
2019	1,165	1.95	to	2.23	2,456	1.66%	0.90%	to	1.80%	20.29%	to	21.39%
2018‡	1,256	1.62	to	1.84	2,187	1.46%	0.90%	to	1.80%	(9.81%)	to	(8.98%)
2017	1,459	1.80	to	2.02	2,801	1.28%	0.90%	to	1.80%	11.35%	to	12.36%
Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares
2021	268	2.30	to	2.68	673	0.55%	0.90%	to	1.80%	26.38%	to	27.54%
2020	319	1.82	to	2.10	631	1.03%	0.90%	to	1.80%	0.65%	to	1.57%
2019	444	1.81	to	2.07	869	0.88%	0.90%	to	1.80%	20.44%	to	21.54%
2018	504	1.50	to	1.70	815	0.61%	0.90%	to	1.80%	(16.57%)	to	(15.81%)
2017	587	1.80	to	2.02	1,131	0.58%	0.90%	to	1.80%	4.92%	to	5.87%

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Note 5—Financial Highlights (Continued)

	At December 31,					For the periods ended December 31,
	Units (000’s)	Unit Fair Value [3] (Lowest to Highest)			Net Assets (000’s)	Investment Income Ratio[1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)

Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class II
2021	111	2.14	to	2.28	246	1.07%	1.25%	to	1.80%	16.21%	to	16.86%
2020	119	1.84	to	1.95	225	1.82%	1.25%	to	1.80%	7.98%	to	8.59%
2019	129	1.70	to	1.79	224	1.44%	1.25%	to	1.80%	19.97%	to	20.64%
2018	158	1.42	to	1.49	230	1.31%	1.25%	to	1.80%	(10.97%)	to	(10.47%)
2017	166	1.60	to	1.66	270	1.05%	1.25%	to	1.80%	17.65%	to	18.31%
Morningstar Balanced ETF Asset Allocation Portfolio – Class II
2021	709	1.71	to	1.83	1,269	1.30%	1.20%	to	1.80%	8.80%	to	9.46%
2020‡	778	1.57	to	1.67	1,273	1.75%	1.20%	to	1.80%	7.16%	to	7.81%
2019	999	1.46	to	1.56	1,522	1.93%	1.10%	to	1.80%	14.17%	to	14.98%
2018‡	1,242	1.28	to	1.36	1,651	1.78%	1.10%	to	1.80%	(7.93%)	to	(7.27%)
2017	1,509	1.39	to	1.46	2,161	1.60%	1.10%	to	1.80%	11.30%	to	12.09%
Morningstar Growth ETF Asset Allocation Portfolio – Class II
2021	316	1.97	to	2.16	660	1.26%	1.00%	to	1.80%	12.82%	to	13.74%
2020	293	1.75	to	1.90	538	2.10%	1.00%	to	1.80%	8.03%	to	8.91%
2019	282	1.62	to	1.74	476	1.79%	1.00%	to	1.80%	17.61%	to	18.57%
2018‡	292	1.37	to	1.47	418	1.52%	1.00%	to	1.80%	(9.70%)	to	(8.97%)
2017‡	315	1.52	to	1.61	496	1.25%	1.00%	to	1.80%	15.20%	to	16.13%
Morningstar Income and Growth ETF Asset Allocation Portfolio – Class II
2021	1,018	1.44	to	1.57	1,545	1.44%	1.00%	to	1.80%	4.55%	to	5.40%
2020	1,004	1.37	to	1.49	1,435	1.95%	1.00%	to	1.80%	6.48%	to	7.35%
2019	1,230	1.29	to	1.39	1,647	2.12%	1.00%	to	1.80%	10.87%	to	11.77%
2018‡	1,228	1.16	to	1.24	1,476	1.98%	1.00%	to	1.80%	(5.98%)	to	(5.21%)
2017	1,495	1.24	to	1.31	1,901	1.67%	1.00%	to	1.80%	7.97%	to	8.84%
Neuberger Berman AMT Mid Cap Growth Portfolio - S Class
2021	75	2.22	to	2.32	170	-	0.90%	to	1.65%	10.87%	to	11.71%
2020‡	45	2.00	to	2.08	91	-	0.90%	to	1.65%	37.41%	to	38.45%
2019	46	1.46	to	1.50	68	-	0.90%	to	1.65%	30.30%	to	31.29%
2018‡	74	1.12	to	1.14	84	-	0.90%	to	1.65%	(8.11%)	to	(7.40%)
2017	104	1.22	to	1.24	127	-	0.90%	to	1.65%	22.52%	to	23.45%
PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class
2021	1,017	0.66	to	0.77	732	4.03%	0.90%	to	1.80%	30.72%	to	31.92%
2020	1,230	0.51	to	0.58	674	6.11%	0.90%	to	1.80%	(0.59%)	to	0.32%
2019	1,132	0.51	to	0.58	621	4.38%	0.90%	to	1.80%	9.35%	to	10.35%
2018	1,162	0.47	to	0.53	581	1.87%	0.90%	to	1.80%	(15.75%)	to	(14.98%)
2017‡	1,330	0.56	to	0.62	787	10.82%	0.90%	to	1.80%	0.22%	to	1.13%
PIMCO Real Return Portfolio – Advisor Class
2021	239	1.55	to	1.68	389	4.90%	1.00%	to	1.60%	3.80%	to	4.43%
2020	247	1.50	to	1.61	385	1.33%	1.00%	to	1.60%	9.82%	to	10.49%
2019	259	1.36	to	1.46	367	1.52%	1.00%	to	1.60%	6.60%	to	7.25%
2018	293	1.28	to	1.36	389	2.41%	1.00%	to	1.60%	(3.88%)	to	(3.29%)
2017‡	327	1.33	to	1.41	451	2.29%	1.00%	to	1.60%	1.90%	to	2.52%
PIMCO Total Return Portfolio – Advisor Class
2021	751	1.58	to	1.82	1,273	1.72%	0.90%	to	1.80%	(3.14%)	to	(2.25%)
2020	800	1.63	to	1.86	1,393	2.03%	0.90%	to	1.80%	6.59%	to	7.56%
2019	891	1.53	to	1.73	1,446	2.94%	0.90%	to	1.80%	6.30%	to	7.27%
2018	2,066	1.44	to	1.61	3,132	2.45%	0.90%	to	1.80%	(2.43%)	to	(1.53%)
2017‡	2,290	1.47	to	1.64	3,543	1.92%	0.90%	to	1.80%	2.93%	to	3.87%

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Note 5—Financial Highlights (Continued)

	At December 31,					For the periods ended December 31,
	Units (000’s)	Unit Fair Value [3] (Lowest to Highest)			Net Assets (000’s)	Investment Income Ratio[1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)

Rydex VT Inverse Government Long Bond Strategy Fund
2021‡	8	0.17	to	0.17	1	-	1.80%	to	1.80%	(0.84%)	to	(0.84%)
2020	83	0.17	to	0.18	15	0.29%	1.65%	to	1.80%	(22.51%)	to	(22.39%)
2019	67	0.22	to	0.23	15	-	1.65%	to	1.80%	(14.85%)	to	(14.72%)
2018	60	0.26	to	0.27	16	-	1.65%	to	1.80%	1.91%	to	2.07%
2017‡	64	0.25	to	0.26	17	-	1.65%	to	1.80%	(10.52%)	to	(10.39%)
Templeton Developing Markets VIP Fund – Class 1
2021	417	2.10	to	2.10	877	1.10%	1.38%	to	1.38%	(6.81%)	to	(6.81%)
2020	460	2.26	to	2.26	1,039	4.36%	1.38%	to	1.38%	15.78%	to	15.78%
2019	476	1.95	to	1.95	929	1.23%	1.38%	to	1.38%	25.18%	to	25.18%
2018	552	1.56	to	1.56	861	1.06%	1.38%	to	1.38%	(16.61%)	to	(16.61%)
2017	607	1.87	to	1.87	1,134	1.21%	1.38%	to	1.38%	38.73%	to	38.73%
Templeton Developing Markets VIP Fund – Class 2
2021	362	1.40	to	4.22	716	0.89%	0.90%	to	1.60%	(7.25%)	to	(6.59%)
2020	378	1.51	to	4.51	815	4.06%	0.90%	to	1.60%	15.31%	to	16.13%
2019	391	1.31	to	3.89	735	0.99%	0.90%	to	1.60%	24.67%	to	25.56%
2018‡	435	1.05	to	3.10	651	0.87%	0.90%	to	1.60%	(17.15%)	to	(16.56%)
2017‡	585	1.26	to	3.71	1,042	1.03%	0.90%	to	1.60%	38.17%	to	39.15%
Templeton Foreign VIP Fund – Class 1
2021	1,201	3.98	to	3.98	4,775	2.02%	1.38%	to	1.38%	3.00%	to	3.00%
2020	1,236	3.86	to	3.86	4,772	3.56%	1.38%	to	1.38%	(2.28%)	to	(2.28%)
2019	1,413	3.95	to	3.95	5,582	2.03%	1.38%	to	1.38%	11.29%	to	11.29%
2018	1,690	3.55	to	3.55	5,999	2.88%	1.38%	to	1.38%	(16.44%)	to	(16.44%)
2017	1,917	4.25	to	4.25	8,140	2.76%	1.38%	to	1.38%	15.42%	to	15.42%
Templeton Foreign VIP Fund – Class 2
2021	457	1.68	to	1.81	871	1.93%	0.90%	to	1.80%	2.29%	to	3.22%
2020	584	1.64	to	1.75	1,094	3.36%	0.90%	to	1.80%	(2.94%)	to	(2.05%)
2019	692	1.69	to	1.79	1,339	1.74%	0.90%	to	1.80%	10.51%	to	11.52%
2018	736	1.53	to	1.60	1,282	2.68%	0.90%	to	1.80%	(16.97%)	to	(16.21%)
2017	786	1.85	to	1.92	1,640	2.57%	0.90%	to	1.80%	14.60%	to	15.65%
Templeton Global Bond VIP Fund – Class 1
2021	415	4.59	to	4.59	1,905	-	1.38%	to	1.38%	(5.93%)	to	(5.93%)
2020	445	4.88	to	4.88	2,176	8.45%	1.38%	to	1.38%	(6.38%)	to	(6.38%)
2019	490	5.22	to	5.22	2,557	7.06%	1.38%	to	1.38%	0.85%	to	0.85%
2018	564	5.17	to	5.17	2,917	-	1.38%	to	1.38%	0.80%	to	0.80%
2017	640	5.13	to	5.13	3,285	-	1.38%	to	1.38%	0.76%	to	0.76%
Templeton Growth VIP Fund – Class 1
2021	2,835	7.50	to	7.50	21,269	1.32%	1.38%	to	1.38%	3.81%	to	3.81%
2020	3,063	7.23	to	7.23	22,137	3.21%	1.38%	to	1.38%	4.53%	to	4.53%
2019	3,371	6.91	to	6.91	23,303	3.00%	1.38%	to	1.38%	13.85%	to	13.85%
2018	3,774	6.07	to	6.07	22,914	2.24%	1.38%	to	1.38%	(15.79%)	to	(15.79%)
2017	4,317	7.21	to	7.21	31,124	1.84%	1.38%	to	1.38%	17.14%	to	17.14%
Templeton Growth VIP Fund – Class 2
2021	1,106	1.86	to	2.21	2,254	1.11%	0.90%	to	1.80%	2.99%	to	3.93%
2020‡	1,236	1.81	to	2.12	2,424	2.92%	0.90%	to	1.80%	3.90%	to	4.85%
2019	1,488	1.74	to	2.03	2,867	2.78%	0.90%	to	1.80%	13.08%	to	14.12%
2018	1,800	1.54	to	1.77	3,026	2.02%	0.90%	to	1.80%	(16.39%)	to	(15.62%)
2017	2,035	1.84	to	2.10	4,118	1.64%	0.90%	to	1.80%	16.38%	to	17.44%

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Note 5—Financial Highlights (Continued)

	At December 31,					For the periods ended December 31,
	Units (000’s)	Unit Fair Value [3] (Lowest to Highest)			Net Assets (000’s)	Investment Income Ratio[1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)

TVST Touchstone Balanced Fund
2021	120	2.59	to	2.69	311	0.21%	1.00%	to	1.25%	15.61%	to	15.90%
2020	130	2.24	to	2.32	292	1.25%	1.00%	to	1.25%	17.67%	to	17.97%
2019	144	1.90	to	1.96	275	1.45%	1.00%	to	1.25%	21.27%	to	21.58%
2018	141	1.57	to	1.62	222	1.50%	1.00%	to	1.25%	(7.25%)	to	(7.01%)
2017	171	1.69	to	1.74	291	-	1.00%	to	1.25%	12.63%	to	12.92%
TVST Touchstone Bond Fund
2021	597	1.40	to	1.57	889	2.52%	1.00%	to	1.80%	(2.98%)	to	(2.19%)
2020	557	1.44	to	1.60	852	1.73%	1.00%	to	1.80%	7.74%	to	8.62%
2019	578	1.33	to	1.47	815	1.33%	1.00%	to	1.80%	8.47%	to	9.36%
2018	651	1.23	to	1.35	844	2.14%	1.00%	to	1.80%	(3.65%)	to	(2.86%)
2017	800	1.28	to	1.39	1,072	-	1.00%	to	1.80%	1.81%	to	2.64%
TVST Touchstone Common Stock Fund
2021	1,063	3.39	to	3.81	3,865	0.52%	1.00%	to	1.80%	25.55%	to	26.57%
2020	1,267	2.70	to	3.01	3,651	0.60%	1.00%	to	1.80%	21.45%	to	22.44%
2019	1,462	2.23	to	2.46	3,454	0.54%	1.00%	to	1.80%	26.27%	to	27.30%
2018	1,667	1.76	to	1.93	3,103	1.23%	1.00%	to	1.80%	(9.71%)	to	(8.97%)
2017‡	1,951	1.95	to	2.12	4,002	0.01%	1.00%	to	1.80%	19.32%	to	20.29%
TVST Touchstone Small Company Fund
2021	251	3.18	to	3.57	861	0.05%	1.00%	to	1.80%	21.94%	to	22.93%
2020‡	410	2.61	to	2.91	1,148	0.16%	1.00%	to	1.80%	16.56%	to	17.51%
2019	439	2.24	to	2.47	1,051	0.03%	1.00%	to	1.80%	19.22%	to	20.18%
2018	462	1.88	to	2.06	921	-	1.00%	to	1.80%	(9.64%)	to	(8.90%)
2017	485	2.08	to	2.26	1,064	0.06%	1.00%	to	1.80%	16.99%	to	17.93%
Virtus Duff & Phelps Real Estate Securities Series – Class A Shares
2021	669	6.82	to	9.04	6,589	0.69%	0.90%	to	1.80%	43.78%	to	45.10%
2020	821	4.75	to	6.23	5,690	1.14%	0.90%	to	1.80%	(3.32%)	to	(2.43%)
2019	864	4.91	to	6.39	6,449	1.64%	0.90%	to	1.80%	25.13%	to	26.27%
2018	1,030	3.92	to	5.06	5,869	1.57%	0.90%	to	1.80%	(8.22%)	to	(7.37%)
2017	1,158	4.27	to	5.46	7,311	1.40%	0.90%	to	1.80%	4.07%	to	5.02%
Virtus KAR Capital Growth Series – Class A Shares
2021	3,481	3.79	to	2.79	88,175	-	0.90%	to	1.80%	10.12%	to	11.13%
2020‡	4,027	3.44	to	2.51	91,583	-	0.90%	to	1.80%	47.53%	to	48.88%
2019	4,415	2.33	to	1.68	67,370	-	0.90%	to	1.80%	37.36%	to	38.61%
2018	5,069	1.70	to	1.22	55,779	-	0.90%	to	1.80%	(8.93%)	to	(8.09%)
2017‡	5,611	1.86	to	1.32	68,661	-	0.90%	to	1.80%	33.63%	to	34.85%
Virtus KAR Enhanced Core Equity Series – Class A Shares
2021	2,626	2.56	to	2.87	8,478	2.22%	0.90%	to	2.25%	14.75%	to	16.33%
2020‡	3,014	2.23	to	2.47	8,395	1.58%	0.90%	to	2.25%	12.33%	to	13.88%
2019	3,660	1.98	to	2.17	9,014	1.18%	0.90%	to	2.25%	25.78%	to	27.52%
2018‡	4,184	1.58	to	1.70	8,103	0.98%	0.90%	to	2.25%	(14.83%)	to	(13.65%)
2017	4,969	1.85	to	1.97	11,135	1.56%	0.90%	to	2.25%	20.20%	to	21.85%
Virtus KAR Small-Cap Growth Series – Class A Shares
2021	1,186	10.94	to	13.05	14,405	-	0.90%	to	1.80%	3.10%	to	4.04%
2020	1,309	10.61	to	12.55	15,325	-	0.90%	to	1.80%	42.05%	to	43.34%
2019	1,430	7.47	to	8.75	11,717	-	0.90%	to	1.80%	34.84%	to	36.08%
2018‡	1,646	5.54	to	6.43	9,943	-	0.90%	to	1.80%	9.65%	to	10.66%
2017	1,835	5.05	to	5.81	10,050	-	0.90%	to	1.80%	38.33%	to	39.59%

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Note 5—Financial Highlights (Continued)

	At December 31,					For the periods ended December 31,
	Units (000’s)	Unit Fair Value [3] (Lowest to Highest)			Net Assets (000’s)	Investment Income Ratio[1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)

Virtus KAR Small-Cap Value Series – Class A Shares
2021	1,265	4.76	to	6.57	6,957	0.11%	0.90%	to	1.80%	17.57%	to	18.64%
2020	1,495	4.05	to	5.54	6,921	1.03%	0.90%	to	1.80%	27.32%	to	28.48%
2019	1,784	3.18	to	4.31	6,541	0.95%	0.90%	to	1.80%	22.39%	to	23.51%
2018	1,996	2.60	to	3.49	5,957	0.87%	0.90%	to	1.80%	(17.40%)	to	(16.64%)
2017	2,235	3.15	to	4.19	8,048	0.65%	0.90%	to	1.80%	18.01%	to	19.08%
Virtus Newfleet Multi-Sector Intermediate Bond Series –Class A Shares
2021	1,815	2.26	to	2.80	9,974	2.72%	0.90%	to	1.80%	(0.74%)	to	0.16%
2020	1,926	2.28	to	2.79	10,963	3.20%	0.90%	to	1.80%	4.62%	to	5.58%
2019	2,041	2.18	to	2.65	11,425	3.56%	0.90%	to	1.80%	8.48%	to	9.48%
2018	2,355	2.01	to	2.42	11,818	3.79%	0.90%	to	1.80%	(4.42%)	to	(3.54%)
2017‡	2,618	2.10	to	2.51	13,939	4.19%	0.90%	to	1.80%	4.81%	to	5.77%
Virtus SGA International Growth Series – Class A Shares
2021	4,177	2.59	to	2.23	13,855	-	0.90%	to	1.80%	6.37%	to	7.35%
2020	4,559	2.43	to	2.07	14,061	-	0.90%	to	1.80%	21.41%	to	22.53%
2019	5,062	2.00	to	1.69	12,767	0.83%	0.90%	to	1.80%	16.41%	to	17.47%
2018	5,760	1.72	to	1.44	12,687	2.81%	0.90%	to	1.80%	(18.18%)	to	(17.42%)
2017	6,289	2.10	to	1.75	17,040	1.56%	0.90%	to	1.80%	13.87%	to	14.91%
Virtus Strategic Allocation Series – Class A Shares
2021	2,585	2.96	to	3.67	42,988	0.39%	0.90%	to	1.80%	5.64%	to	6.60%
2020	2,950	2.80	to	3.44	45,799	0.67%	0.90%	to	1.80%	31.55%	to	32.75%
2019	3,354	2.13	to	2.59	38,883	1.20%	0.90%	to	1.80%	23.78%	to	24.91%
2018	3,836	1.72	to	2.07	36,134	1.32%	0.90%	to	1.80%	(7.59%)	to	(6.74%)
2017	4,400	1.86	to	2.22	44,852	1.86%	0.90%	to	1.80%	16.83%	to	17.90%
Wanger International
2021	1,719	5.40	to	4.86	20,183	0.55%	0.90%	to	1.80%	16.67%	to	17.74%
2020	1,941	4.63	to	4.13	19,369	2.03%	0.90%	to	1.80%	12.31%	to	13.34%
2019	2,156	4.12	to	3.64	19,193	0.78%	0.90%	to	1.80%	27.66%	to	28.82%
2018	2,800	3.23	to	2.83	20,058	2.04%	0.90%	to	1.80%	(19.19%)	to	(18.44%)
2017	3,067	3.99	to	3.47	26,970	1.21%	0.90%	to	1.80%	30.53%	to	31.72%
Wanger Select
2021	328	4.67	to	6.38	2,512	-	0.90%	to	1.80%	3.93%	to	4.88%
2020	372	4.49	to	6.08	2,709	0.77%	0.90%	to	1.80%	24.38%	to	25.51%
2019	438	3.61	to	4.85	2,559	0.06%	0.90%	to	1.80%	26.98%	to	28.14%
2018	970	2.84	to	3.78	4,529	0.17%	0.90%	to	1.80%	(14.00%)	to	(13.20%)
2017	1,031	3.31	to	4.36	5,546	0.17%	0.90%	to	1.80%	24.40%	to	25.53%

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Note 5—Financial Highlights (Continued)

	At December 31,					For the periods ended December 31,
	Units (000’s)	Unit Fair Value [3] (Lowest to Highest)			Net Assets (000’s)	Investment Income Ratio[1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)

Wanger USA
2021	1,946	5.06	to	6.55	27,752	0.73%	0.90%	to	1.80%	6.94%	to	7.92%
2020	2,171	4.73	to	6.06	28,551	-	0.90%	to	1.80%	22.00%	to	23.11%
2019	2,414	3.88	to	4.93	25,681	0.26%	0.90%	to	1.80%	28.75%	to	29.92%
2018	3,033	3.01	to	3.79	25,322	0.09%	0.90%	to	1.80%	(3.24%)	to	(2.35%)
2017	3,362	3.11	to	3.88	28,850	-	0.90%	to	1.80%	17.44%	to	18.51%

‡

For the noted Fund, a total return fell outside of the disclosed range. The reason for this could be either a new product offering in the given year, and/ or units in a subaccount only invested for a partial period.

1The investment income ratios represent the annualized dividends, excluding distributions of capital gains, received by the investment option from the Fund, net of expenses of the underlying Fund, divided by the daily average net assets. These ratios exclude those expenses, such as mortality and expense charges that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the investment option is affected by the timing of the declaration of dividends by the Fund in which the investment option invests.

2The expense ratios represent the annualized contract expenses of the Separate Account for each period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner contracts through the redemption of units and expenses of the Fund have been excluded.

3The total returns are for the periods indicated, including changes in the value of the Fund, and the expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The unit value and total returns labeled ‘highest’ correspond with the product with the lowest expense ratio. The unit value and total return labeled ‘lowest’ correspond with the product with the highest expense ratio. There may be times that a product and/ or Fund are not active throughout the entire period indicated, in which case, those unit values and/or total returns may fall outside the range presented. Also, there may be times where the product with the lowest expense ratio has a lower unit value and/or total return shown than the product with the highest expense ratio. This can be caused by product and fund offerings starting at different unit values and at different points in time.

4From inception April 30, 2019 to December 31, 2019.

Note 6—Related Party Transactions and Charges and Deductions

Related Party Transactions

NNY and its affiliate, 1851 Securities, Inc. (“1851 Securities”), provide services to the Separate Account. NNY is the insurer who provides the contract benefits as well as administrative and contract maintenance services to the Separate Account. 1851 Securities, a registered broker/dealer, is the principal underwriter and distributor for the Separate Account.

Charges and Deductions

NNY makes deductions from the contract to compensate for the various expenses in selling, maintaining, underwriting and issuing the contracts and providing guaranteed insurance benefits.

Certain charges are deducted from the contracts as a daily reduction in Unit Value. The charges are included in a separate line item entitled “Mortality and Expense Fees” (“M&E Fees”) or “Administrative Fees” in the accompanying statement of operations. Other periodic charges are taken out as a transaction on a monthly basis. Those charges appear on the statement of changes in net assets on line “Contract Maintenance Charges”. The contract charges are described below:

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Note 6—Related Party Transactions and Charges and Deductions (Continued)

A.	Contract Maintenance Charges

The Separate Account is assessed periodic Contract Maintenance Charges which are designed to compensate NNY for certain costs associated with maintenance. The charges assessed to the Separate Account for Contract Maintenance Charges are outlined as follows:

Administration Charge – In accordance with terms of the contracts, NNY makes deductions for administrative charges at the rates below. These charges are typically a flat dollar amount, but could also be waived if the account value is above a certain dollar amount.

Plan	Admin Charge

Big Edge	$35

The Big Edge Choice - NY	$35

Freedom Edge	$35

Group Strategic Edge	$30

Phoenix Dimensions	$35

Phoenix Income Choice	$24

Phoenix Investor’s Edge	$35

Phoenix Spectrum Edge	$35

Phoenix Spectrum Edge Plus	$35

Retirement Planner’s Edge	$35

Templeton Investment Plus	$35

The Big Edge Plus	$35

The Phoenix Edge VA	$35

Contract Surrender Charge – In accordance with terms of the contracts, NCNY charges a deduction for surrender charges at the rates and schedules below. Because a contract’s value and duration may vary, the surrender charge may also vary.

Plan	Surrender Charge

Big Edge	Years 1-6: 6% 5% 4% 3% 2% 1%; Years 7+: 0%

Freedom Edge	None

Group Strategic Edge	Years 1-6: 6% 5% 4% 3% 2% 1%; Years 7+: 0%

Phoenix Dimensions	5 year schedule: Years 1-5: 7% 6% 5% 4% 3%; Years 6+: 0% 7 year schedule: Years 1-7: 7% 6% 5% 4% 3% 2% 1%; Years 8+: 0%

Phoenix Income Choice	Years 1-7: 7% 6% 5% 4% 3% 2% 1%; Years 8+: 0%

Phoenix Investor’s Edge	Years 1-4: 8% 7% 7% 6%; Years 5+: 0%

Phoenix Spectrum Edge	Years 1-7: 7% 6% 5% 4% 3% 2% 1%; Years 8+: 0%

Phoenix Spectrum Edge Plus	Years 1-7: 7% 6% 5% 4% 3% 2% 1%; Years 8+: 0%

Retirement Planner’s Edge	None

Templeton Investment Plus	Years 1-6: 6% 5% 4% 3% 2% 1%; Years 7+: 0%

The Big Edge Choice NY	Years 1-7: 7% 6% 5% 4% 3% 2% 1%; Years 8+: 0%

The Big Edge Plus	Years 1-6: 6% 5% 4% 3% 2% 1%; Years 7+: 0%

The Phoenix Edge VA	Years 1-7: 7% 6% 5% 4% 3% 2% 1%; Years 8+: 0%

All of the above expenses are reflected as redemption of units, and are included in a separate line item entitled “Contract Maintenance Charges” in the accompanying statements of changes in net assets. The total aggregate expense for the periods ended December 31, 2021 and 2020 were $0 and $329,370, respectively.

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Note 6—Related Party Transactions and Charges and Deductions (Continued)

B.	Optional Rider and Benefit Charges

NNY may deduct other charges and fees based on the selection of Other Optional Contract Riders and Benefits. These expenses are included in a separate line item entitled “Transfers for contract benefits and terminations” in the accompanying statements of changes in net assets. This expense is reflected as redemption of units.

C.	Daily M&E and Administrative Fees

As mentioned above, the M&E Fees are typically deducted daily from policy value allocated to the variable sub-accounts. These expenses are included in separate line items “Mortality and Expense Fees” and “Administrative Fees” in the accompanying statements of operations. This expense is reflected as a daily reduction of unit values. NNY will make deductions at the rates listed below of the contract’s value for the mortality and expense cost risks and for administrative cost risk, which NNY undertakes. The total aggregate expense for the period ended December 31, 2021 was $34,339.

	Annual M&E Factor

Plan	Assessed Daily	Assessed Monthly

Asset Manager Option 1	0.125%	0.375%

Asset Manager Option 2	0.125%	0.625%

Big Edge	0.000%	1.000%

Freedom Edge	0.125%	1.475%

Group Strategic Edge	0.000%	1.250%

Phoenix Dimensions Option 1	0.125%	1.125%

Phoenix Dimensions Option 2	0.125%	1.375%

Phoenix Dimensions Option 3	0.125%	1.375%

Phoenix Dimensions Option 4	0.125%	1.625%

Phoenix Income Choice	0.000%	1.250%

Phoenix Income Choice with GPAF	0.000%	2.250%

Phoenix Investor’s Edge Option 1	0.125%	1.525%

Phoenix Investor’s Edge Option 2	0.125%	1.675%

Phoenix Investor’s Edge Option 3	0.125%	1.825%

Phoenix Investor’s Edge Option 4	0.125%	1.725%

Phoenix Spectrum Edge Option 1	0.125%	0.975%

Phoenix Spectrum Edge Option 2	0.125%	1.125%

Phoenix Spectrum Edge Option 3	0.125%	1.275%

Phoenix Spectrum Edge Option 4	0.125%	1.175%

Phoenix Spectrum Edge Plus Option 1	0.125%	1.075%

Phoenix Spectrum Edge Plus Option 2	0.125%	1.225%

Retirement Planner’s Edge	0.125%	1.275%

Templeton Investment Plus	0.125%	1.250%

The Big Edge Choice - NY	0.125%	1.250%

The Big Edge Plus	0.000%	1.250%

The Phoenix Edge VA Option 1	0.125%	0.775%

The Phoenix Edge VA Option 2	0.125%	1.125%

D.	Other Charges

NNY may deduct other charges depending on the policy terms.

Certain liabilities of the Separate Account are payable to NNY when these fees are not settled at the end of the period, and will be shown in the liability section of the Statements of Assets and Liabilities.

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Note 7—Distribution of Net Income

The Separate Account does not declare distributions to contract owners from accumulated net income. The contract owner’s overall value will increase as the individual sub-account value increases and is distributed to contract owners as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.

Note 8—Diversification Requirements

Under the provisions of Section 817(h) of the Code, a contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each investment option is required to satisfy the requirements of Section 817(h). The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

NNY intends that each of the investment options shall comply with the diversification requirements.

Note 9—Other

Regulatory Matters

State regulatory bodies, the SEC, the Financial Industry Regulatory Authority (“FINRA”), the Internal Revenue Service (“IRS”) and other regulatory bodies regularly make inquiries of NCNY and NNY and, from time to time, conduct examinations or investigations concerning our compliance with laws and regulations related to, among other things, our insurance and broker-dealer subsidiaries, securities offerings and registered products. We endeavor to respond to such inquiries in an appropriate way and to take corrective action if warranted. It is believed that the outcome of any current known regulatory matters are not likely, either individually or in the aggregate, to have a material adverse effect on the financial condition of the Separate Account beyond the amounts already reported in these financial statements. However, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of regulatory investigations, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the results of operations or cash flows in particular annual periods.

Note 10—Mergers, Liquidations, and Name Changes

A.	Mergers

There were no mergers in 2020.

On April 30, 2019, Neuberger Berman AMT Guardian Portfolio Class S merged into AMT Sustainable Equity Portfolio Class S.

B.	Liquidations

There were no liquidations in 2020 or 2021.

C.	Name Changes

Effective February 14, 2020, the Virtus Duff & Phelps International Series A Fund was renamed the Virtus SGA International Growth Series A Fund.

Effective May 1, 2020, the Federated Fund for U.S. Government Securities II Fund was renamed the Federated Hermes Fund for U.S. Government Securities II Fund.

Effective May 1, 2020, the Federated Government Money Fund II Fund was renamed the Federated Hermes Government Money Fund II Fund.

Effective May 1, 2020, the Federated High Income Bond Fund II Fund was renamed the Federated Hermes High Income Bond Fund II Fund.

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Note 10—Mergers, Liquidations, and Name Changes (Continued)

Effective September 1, 2020, the Virtus Rampart Enhanced Core Equity Series A Fund was renamed the Virtus KAR Enhanced Core Equity Series A Fund.

Effective May 28, 2019, the Oppenheimer Capital Appreciation Fund/VA - Service Shares was renamed the Invesco Oppenheimer V.I. Capital Appreciation Fund.

Effective May 28, 2019, the Oppenheimer Global Fund/VA - Service Shares - Service Shares was renamed the Invesco Oppenheimer V.I. Global Fund.

Effective May 28, 2019, the Oppenheimer Main Street Small Cap Fund/VA - Service Shares was renamed the Invesco Oppenheimer V.I. Main Street Small Cap Fund.

Note 11—Subsequent Events

We have evaluated events subsequent to December 31, 2021 and through the financial statement issuance date. There were no subsequent events requiring disclosure.

KPMG LLP One Financial Plaza 755 Main Street Hartford, CT 06103

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Nassau Life Insurance Company

and Contract Owners of Nassau Life Variable Accumulation Account:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the sub-accounts listed in the Appendix that comprise Nassau Life Variable Accumulation Account (the Separate Account) as of December 31, 2021, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes including the financial highlights in Note 5 for each of the years or periods in the five-year period then ended (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of December 31, 2021, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2021, by correspondence with the transfer agents of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more of the Nassau Insurance Group Holdings’ separate accounts since 2015.

Hartford, Connecticut

April 14, 2022

KPMG LLP, a Delaware limited liability partnertship and a member firm of the KPMG global organization of independent member firms affiliated with

KPMG International Limited, a private English company limited by guarantee.

Appendix

AB VPS Balanced Wealth Strategy Portfolio – Class B

Alger Capital Appreciation Portfolio – Class I-2 Shares

AMT Sustainable Equity Portfolio – Class S

Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares

DWS Equity 500 Index VIP – Class A

DWS Small Cap Index VIP – Class A

Federated Hermes Fund for U.S. Government Securities II

Federated Hermes Government Money Fund II – Service Shares

Federated Hermes High Income Bond Fund II – Primary Shares

Fidelity® VIP Contrafund® Portfolio – Service Class

Fidelity® VIP Growth Opportunities Portfolio – Service Class

Fidelity® VIP Growth Portfolio – Service Class

Fidelity® VIP Investment Grade Bond Portfolio – Service Class

Franklin Flex Cap Growth VIP Fund – Class 2

Franklin Income VIP Fund – Class 2

Franklin Mutual Shares VIP Fund – Class 2

Guggenheim VT Long Short Equity Fund

Invesco Oppenheimer V.I. Capital Appreciation Fund

Invesco Oppenheimer V.I. Global Fund

Invesco Oppenheimer V.I. Main Street Small Cap Fund®

Invesco V.I. American Franchise Fund – Series I Shares

Invesco V.I. Core Equity Fund – Series I Shares

Invesco V.I. Equity and Income Fund – Series II Shares

Invesco V.I. Mid Cap Core Equity Fund – Series I Shares

Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares

Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares

Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares

Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares

Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class II

Morningstar Balanced ETF Asset Allocation Portfolio – Class II

Morningstar Growth ETF Asset Allocation Portfolio – Class II

Morningstar Income and Growth ETF Asset Allocation Portfolio – Class II

Neuberger Berman AMT Mid Cap Growth Portfolio – S Class

PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class

PIMCO Real Return Portfolio – Advisor Class

PIMCO Total Return Portfolio – Advisor Class

Rydex VT Inverse Government Long Bond Strategy Fund

Templeton Developing Markets VIP Fund – Class 1

Templeton Developing Markets VIP Fund – Class 2

Templeton Foreign VIP Fund – Class 1

Templeton Foreign VIP Fund – Class 2

Templeton Global Bond VIP Fund – Class 1

Templeton Growth VIP Fund – Class 1

Templeton Growth VIP Fund – Class 2

TVST Touchstone Balanced Fund

TVST Touchstone Bond Fund

TVST Touchstone Common Stock Fund

TVST Touchstone Small Company Fund

Virtus SGA International Growth Series – Class A Shares

Virtus Duff & Phelps Real Estate Securities Series – Class A Shares

Virtus KAR Capital Growth Series – Class A Shares

Virtus KAR Small-Cap Growth Series – Class A Shares

Virtus KAR Small-Cap Value Series – Class A Shares

Virtus Newfleet Multi-Sector Intermediate Bond Series – Class A Shares

Virtus KAR Enhanced Core Equity Series – Class A Shares

Virtus Strategic Allocation Series – Class A Shares

Wanger International

Wanger Select

Wanger USA

NASSAU LIFE VARIABLE ACCUMULATION ACCOUNT

Nassau Life Insurance Company

One American Row

Hartford, Connecticut 06103-2899

1851 Securities, Inc.

One American Row

Hartford, Connecticut 06102

Underwriter

Independent Registered Public Accounting Firm

KPMG LLP

1 Financial Plaza 755 Main Street, 11th Floor

Hartford, CT 06103

Nassau Life Insurance Company

PO Box 22012

Albany, NY 12201-2012

Not insured by FDIC/NCUSIF or any federal government agency.

No bank guarantee. Not a deposit. May lose value.

Nassau Life Insurance Company

A member of The Nassau Companies of New York

www.nfg.com

OL4261 © 2020 The Nassau Companies of New York	12-21